Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	FMCN
Entity Registrant Name	Focus Media Holding LTD
Entity Central Index Key	0001330017
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	646,452,740

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 331,218,497	$ 454,475,593
Restricted cash	99,673,063
Short-term investments	226,047,469	137,551,150
Accounts receivable, net of allowance for doubtful accounts of $21,088,503 and $31,068,977 in 2010 and 2011, respectively	249,206,254	157,328,743
Prepaid expenses and other current assets	34,085,560	31,780,845
Deferred tax assets	29,914,442	22,979,021
Deposits paid for acquisition of subsidiaries		1,162,668
Amounts due from related parties	1,824,436	469,374
Rental deposits	60,913,252	46,613,780
Total current assets	1,032,882,973	852,361,174
Restricted cash, non-current	99,673,063
Rental deposits, non-current	4,046,749	5,681,865
Equipment, net	79,042,120	68,886,796
Acquired intangible assets, net	35,025,435	24,162,043
Goodwill	459,112,676	425,334,632
Equity method investment	19,010,818
Cost method investment	1,523,592
Other long-term assets	11,119,725	7,733,029
Total assets	1,741,437,151	1,384,159,539
Current liabilities:
Short -term bank loan	100,000,000
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of $4,340,424 and $4,321,376 as of December 31, 2010 and 2011, respectively)	19,448,258	16,589,293
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of $10,635,394 and $16,878,170 as of December 31, 2010 and 2011, respectively)	173,753,526	121,763,522
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to the Group of $2,914,969 and $3,051,811 as of December 31, 2010 and 2011, respectively)	35,462,590	8,890,191
Amounts due to related parties	2,195,904	1,848,189
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $1,820,531 and $1,753,744 as of December 31, 2010 and 2011, respectively)	33,550,044	23,627,893
Total current liabilities	364,410,322	172,719,088
Long -term debt	71,000,000
Acquisition purchase price payable	13,106,060
Deferred tax liabilities (including deferred tax liabilities of the consolidated VIEs without recourse to the Group of $710,252 and $791,750 as of December 31, 2010 and 2011, respectively)	20,099,000	9,997,511
Total liabilities	468,615,382	182,716,599
Commitments and contingencies (Note 20)
Equity
Ordinary shares ($0.00005 par value; 19,800,000,000 and 19,800,000,000 shares authorized in 2010 and 2011; 677,934,625 and 646,452,740 issued and outstanding in 2010 and 2011, respectively)	32,346	33,920
Additional paid-in capital	1,533,617,339	1,685,148,851
Subscription receivable		(90,984)
Accumulated deficit	(400,275,876)	(562,952,914)
Accumulated other comprehensive income	119,795,537	78,339,729
Total Focus Media Holdings Limited shareholders' equity	1,253,169,346	1,200,478,602
Noncontrolling interests	19,652,423	964,338
Total equity	1,272,821,769	1,201,442,940
Total liabilities and equity	$ 1,741,437,151	$ 1,384,159,539

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts receivable, allowance for doubtful accounts	$ 31,068,977	$ 21,088,503
Accounts payable	19,448,258	16,589,293
Accrued expenses and other current liabilities	173,753,526	121,763,522
Income taxes payable	35,462,590	8,890,191
Deferred tax liabilities	33,550,044	23,627,893
Deferred tax liabilities	20,099,000	9,997,511
Ordinary shares, par value	$ 0.00005	$ 0.00005
Ordinary shares, shares authorized	19,800,000,000	19,800,000,000
Ordinary shares, shares issued	646,452,740	677,934,625
Ordinary shares, shares outstanding	646,452,740	677,934,625
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	1,189,024	1,044,492
Accounts payable	4,321,376	4,340,424
Accrued expenses and other current liabilities	16,878,170	10,635,394
Income taxes payable	3,051,811	2,914,969
Deferred tax liabilities	1,753,744	1,820,531
Deferred tax liabilities	$ 791,750	$ 710,252

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net revenues	$ 792,620,177	$ 516,314,697	$ 397,164,522
Cost of revenues	289,644,266	221,690,034	241,073,203
Gross profit	502,975,911	294,624,663	156,091,319
Operating expenses:
General and administrative	127,012,894	79,759,757	88,833,305
Selling and marketing	147,716,437	103,722,237	79,786,861
Impairment loss		5,736,134	63,646,227
Other operating expenses (income), net	(16,137,695)	(14,143,945)	13,111,043
Total operating expenses	258,591,636	175,074,183	245,377,436
Income (loss) from operations	244,384,275	119,550,480	(89,286,117)
Interest income	15,538,943	7,259,508	4,945,946
Interest expense	716,956
Investment loss		1,287,881
Income (loss) from continuing operations before income taxes	259,206,262	125,522,107	(84,340,171)
Income taxes	54,761,394	22,335,579	13,780,065
Loss from equity method investment	43,632,613
Net income (loss) from continuing operations	160,812,255	103,186,528	(98,120,236)
Net income (loss) from discontinued operations, net of tax		83,077,575	(111,612,420)
Net income (loss)	160,812,255	186,264,103	(209,732,656)
Less: Net income (loss) attributable to noncontrolling interests	(1,864,783)	1,990,626	3,524,388
Net income (loss) attributable to Focus Media Holding Limited Shareholders	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Income (loss) per share from continuing operations - basic	$ 0.24	$ 0.15	$ (0.15)
Income (loss) per share from continuing operations - diluted	$ 0.23	$ 0.14	$ (0.15)
Income (loss) per share from discontinued operations - basic		$ 0.12	$ (0.17)
Income (loss) per share from discontinued operations - diluted		$ 0.11	$ (0.17)
Income (loss) per share - basic	$ 0.24	$ 0.26	$ (0.33)
Income (loss) per share - diluted	$ 0.23	$ 0.25	$ (0.33)
Shares used in calculating basic income (loss) per share	671,401,000	707,846,570	651,654,345
Shares used in calculating diluted income (loss) per share	693,971,258	731,658,265	651,654,345

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Ordinary shares	Additional paid-in capital	Subscription receivables	Retained earning (accumulated deficit)	Accumulated other comprehensive income	Noncontrolling interests	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 1,199,889,833	$ 32,327	$ 1,659,833,079		$ (533,969,347)	$ 71,887,984	$ 2,105,790
Balance (in shares) at Dec. 31, 2008		646,081,710
Issuance of ordinary shares pursuant to share option plans (in shares)		4,196,295
Issuance of ordinary shares pursuant to share option plans	2,074,025	210	5,155,541	(3,081,726)
Share issuance (in shares)		75,000,000
Share issuance	142,425,000	3,750	142,421,250
Share-based compensation expense	66,503,134		66,503,134
Changes in equity ownership on partial disposal of subsidiaries	2,231,504		1,391,800				839,704
Disposal of subsidiaries	(5,429,968)					(782,940)	(4,647,028)
Cumulative translation adjustments	(7,008,888)					(7,014,353)	5,465	(7,008,888)
Net income (loss)	(209,732,656)				(213,257,044)		3,524,388	(209,732,656)
Comprehensive income attributable to Focus Media Holding Limited Shareholders								(220,271,397)
Comprehensive income attributable to Noncontrolling interests								3,529,853
Balance at Dec. 31, 2009	1,190,951,984	36,287	1,875,304,804	(3,081,726)	(747,226,391)	64,090,691	1,828,319	(216,741,544)
Balance (in shares) at Dec. 31, 2009		725,278,005
Issuance of ordinary shares pursuant to share option plans (in shares)		12,910,550
Issuance of ordinary shares pursuant to share option plans	3,588,209	646	596,821	2,990,742
Stock repurchase(in share)		(60,253,930)
Share repurchase	(240,164,984)	(3,013)	(240,161,971)
Share-based compensation expense	45,591,618		45,591,618
Changes in equity ownership on partial disposal of subsidiaries	14,189,943		3,817,579			(2,901,251)	13,273,615
Disposal of subsidiaries	(21,002,037)					(4,729,725)	(16,272,312)
Cumulative translation adjustments	22,024,104					21,880,014	144,090	22,024,104
Net income (loss)	186,264,103				184,273,477		1,990,626	186,264,103
Comprehensive income attributable to Focus Media Holding Limited Shareholders								206,153,491
Comprehensive income attributable to Noncontrolling interests								2,134,716
Balance at Dec. 31, 2010	1,201,442,940	33,920	1,685,148,851	(90,984)	(562,952,914)	78,339,729	964,338	208,288,207
Balance (in shares) at Dec. 31, 2010		677,934,625
Issuance of ordinary shares pursuant to share option plans (in shares)		19,100,060
Issuance of ordinary shares pursuant to share option plans	3,063,332	955	2,971,393	90,984
Stock repurchase(in share)		(50,581,945)
Share repurchase	(216,341,129)	(2,529)	(216,338,600)
Share-based compensation expense	61,801,912		61,801,912
Noncontrolling interests arising from acquisition of subsidiaries	20,553,531						20,553,531
Changes in equity ownership on partial disposal of subsidiaries	(264,327)		33,783				(298,110)
Disposal of subsidiaries	(76,088)						(76,088)
Cumulative translation adjustments	40,188,890					39,815,355	373,535	40,188,890
Share of post-acquisition movements in equity investee's other comprehensive income	1,640,453					1,640,453		1,640,453
Net income (loss)	160,812,255				162,677,038		(1,864,783)	160,812,255
Comprehensive income attributable to Focus Media Holding Limited Shareholders								204,132,846
Comprehensive income attributable to Noncontrolling interests								(1,491,248)
Balance at Dec. 31, 2011	$ 1,272,821,769	$ 32,346	$ 1,533,617,339		$ (400,275,876)	$ 119,795,537	$ 19,652,423	$ 202,641,598
Balance (in shares) at Dec. 31, 2011		646,452,740

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ 160,812,255	$ 186,264,103	$ (209,732,656)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Bad debt expenses	16,013,208	454,624	29,076,504
Share-based compensation	61,801,912	45,591,618	66,503,134
Depreciation and amortization	44,784,923	45,876,222	62,728,660
Loss from equity method investment	43,632,613
(Gain)/loss on disposal of equity interest of subsidiaries		(76,167,018)	66,180,083
Loss on disposal of equipment	1,910,363	318,815	1,346,489
Impairment loss for goodwill		5,736,134	87,608,201
Impairment loss for acquired intangible assets	0	0	25,437,087
Impairment loss for equipment			40,318,817
Changes in assets and liabilities, net of effects of acquisitions:
Accounts receivable	(97,987,412)	(38,969,202)	929,044
Prepaid expenses and other current assets	(13,713,455)	3,179,398	(3,592,599)
Amounts due from related parties	(1,691,586)	2,407,864	6,405,746
Rental deposits	(9,808,859)	(27,688,926)	1,327,564
Accounts payable	(3,399,172)	11,318,600	23,202,611
Accrued expenses and other current liabilities	42,712,434	47,409,016	(23,325,332)
Amounts due to related parties	225,614	(513,469)	(13,356,596)
Income tax payable	26,348,666	(19,090,163)	(1,199,784)
Deferred taxes	8,516,251	(905,898)	866,257
Net cash provided by operating activities	280,157,755	185,221,718	160,723,230
Investing activities:
Purchase of equipment	(38,918,317)	(18,692,608)	(10,654,598)
Cash of disposed subsidiary		(40,805,068)	(27,315,949)
Proceeds from sale of a subsidiary	7,296,097	116,872,231
Purchase of subsidiaries and earn-out payment paid to acquire subsidiaries, net of cash acquired	(13,228,135)	(40,186,684)	(92,411,545)
Investment in an equity method investee	(61,003,263)
Deposit refunded to acquire subsidiaries			329,516
Proceeds from disposal of fixed assets	671,950	471,128	196,115
Increase in restricted cash	(199,346,126)
Cash paid for short-term investments	(1,124,033,872)	(137,551,150)	(29,257,303)
Sale of short-term investments	1,044,680,415	29,290,296	865,589
Net cash used in investing activities	(383,881,251)	(90,601,855)	(158,248,175)
Financing activities:
Proceeds from short-term bank loans	175,000,000
Repayment of short-term bank loans	(75,000,000)
Proceeds from long-term bank loans	71,000,000
Repayment of capital to noncontrolling interests	(396,720)
Proceeds from partial disposal of subsidiaries		10,980,282
Proceeds from issuance of ordinary shares			142,425,000
Proceeds from issuance of ordinary shares pursuant to share option plans	3,063,332	3,588,209	2,074,025
Share repurchase	(213,374,682)	(237,168,910)
Net cash provided by (used) in financing activities	(39,708,070)	(222,600,419)	144,499,025
Effect of exchange rate changes	20,174,470	14,296,777	(1,730,212)
Net increase (decrease) in cash and cash equivalents	(123,257,096)	(113,683,779)	145,243,868
Cash and cash equivalents, beginning of year	454,475,593	568,159,372	142,434,073
Add/(less): cash and cash equivalents in assets held-for-sale			280,481,431
Cash and cash equivalents, end of year	331,218,497	454,475,593	568,159,372
Supplemental disclosure of cash flow information
Income taxes paid	27,582,188	32,031,106	12,965,179
Interest paid	665,635
Non-cash investing activities:
Investment in a cost method investee	1,523,592
Acquisition of subsidiaries:
Acquisition payable	4,068,490	4,920,493	20,326,014
Liabilities recorded as a result of contingent consideration	15,515,662
Non-cash financing activities:
Payable for share repurchase	5,962,521	2,996,074
Proceeds from partial disposal of subsidiaries offset against other payables		$ 3,209,661

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities

1. Organization and Principal Activities

Focus Media Holding Limited (“Focus Media Holding” or the “Company”) and all of its subsidiaries and consolidated variable interest entities (“VIEs”) are collectively referred to as the “Group”. The Group is mainly engaged in selling out-of-home advertising time slots on its network of flat-panel digital advertising (“LCD”) displays located in high traffic areas and in-store network. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

In January 2010, certain employees and management of Allyes Information Technology Company Limited, and its consolidated subsidiaries and affiliates (collectively, “Allyes”) and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy-out an aggregate 38% interest in Allyes from the Company for a cash consideration of $13.3 million, which was determined based on the estimated fair value of $35 million as of January 1, 2010 and was derived from an income approach methodology. On July 30, 2010, the Company further sold its remaining 62% ownership to Silver Lake, a third party investor, at a cash consideration of $124 million. Therefore, the results of Allyes and its consolidated subsidiaries and affiliates have been classified as discontinued operations for all the periods presented.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

(a) Basis of Presentation

The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see Note 3 for related risks and uncertainties).

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests either on the basis of relative ownership interest or in accordance with contractual agreements that specify a different allocation, such as in the case of VIEs. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

(c) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash is deposited in bank accounts as security for bank borrowings. These deposits carry fixed interest rates and are released when the related bank borrowings are settled by the Group.

(d) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in accrual of promotion and marketing expenses, the impairment of long-lived assets, equity method investment and goodwill, the recognition and measurement of current and deferred income tax assets, valuation of financial instruments, and the valuation and recognition of share-based compensation. The actual results experienced by the Group may differ from management’s estimates.

(e) Short-term investments

The Group enters into asset management agreements to invest in debt securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.

Certain asset management agreements may not have a definite investment period. The Group classifies these investments in debt and equity securities as available-for-sale securities, which are stated at fair market value with unrealized gains and losses recorded in accumulated other comprehensive income. All available-for-sale debt investments have remaining maturities of less than one year. The Group routinely reviews available-for-sale and held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.

As of December 31, 2010 and 2011, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.

(f) Long-term investments

Investments in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company, which to date the Company has not. As of December 31, 2011, on the basis of the duration and severity of the decline in the market price of the equity affiliates shares, the Group concluded that there has been a loss in value of the investment that is other-than-temporary and recorded an impairment loss of $38,265,294.

Other investments

Investments in private companies with an ownership interests less than 20% in which the Group does not have significant influence, are accounted for by the cost method of accounting and are recorded at the lower of cost or fair market value.

(g) Equipment, Net

Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Gains and losses from the disposal of property and equipment are included in income from operations.

(h) Acquired Intangible Assets, net

Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.

(i) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(j) Impairment of Goodwill

The Group tests goodwill for possible impairment on an annual basis as of December 31 of each year and at any other time if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Two-step impairment test is performed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

(k) Revenue Recognition

The Group’s revenues are primarily derived from advertising services.

Revenues from advertising services are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

The Group generates advertising service revenues from the sale of advertising time slots in its various networks, including the LCD display network, the in-store network, the poster frame network, movie theatre network, which represents big screen space leased from movie theatres and on traditional billboard network. The Group determines the services are delivered when the advertisements are broadcasted according to the contracts, which set forth the type of device, the number of devices, location and number of buildings, broadcasting period, length of the advertisement and frequency of the advertisement to be broadcasted. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates and sales taxes, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met. Sales taxes incurred during the years ended December 31, 2009, 2010 and 2011 were $34,867,970, $49,881,754 and $68,126,870, respectively.

Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.

(l) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

(m) Advertising Costs

The Group expenses advertising costs as incurred. Total advertising expenses were $559,612, $718,877 and $753,650 for the years ended December 31, 2009, 2010, and 2011, respectively, and have been included in general and administrative expenses.

(n) Foreign Currency Translation

The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating income (expenses), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity and comprehensive income (loss).

(o) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities determined based on recognition and measurement requirements for tax position and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amount of the assets or liabilities are recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.

(p) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and unrealized gains (losses) on investments classified as available-for-sale. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income (loss).

(q) Purchase Price Allocation

Business acquisitions are accounted for using the purchase method of accounting. The Group allocates the total purchase price of an acquisition to the fair values of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition, with the excess purchase price recorded as goodwill. As part of this allocation process, the intangible assets acquired are identified, the values are attributed and the useful lives are estimated. The preliminary purchase price allocation is adjusted, as necessary, after the acquisition closing date through the end of the measurement period of one year or less as when the valuations for the assets acquired and liabilities assumed is finalized.

Purchase price allocations are determined based on a number of factors, including a valuation support provided by third party appraisal firms in some cases. The valuation analysis normally utilizes and considers appropriate valuation methodologies such as the income, market, cost and actual transaction of the Group’s shares approach. Certain assumptions, which include projected cash flows and replacement costs in the valuation analysis are incorporated in the valuation.

In the valuation of intangible assets, including operating lease agreements, customer bases, and contract backlogs, and indication of value is developed through the application of a form of income approach, known as multi-period excess earnings method. The first step to apply the multi-period excess earnings method is to estimate the future debt-free net income attributable to the intangible assets. The resulting debt-free net income is then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. These assets include fixed assets, working capital and other intangible assets.

Valuation of the trademarks is based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty that would have been paid for use of the asset can be attributed to that asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

The valuation of non-compete agreements is determined based on estimated losses attributable to potential competition, should the non-compete clause not exist.

(r) Fair Value of Financial Instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2010 and 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, deposits paid for acquisition of subsidiaries, amount due from and due to related parties, bank loans and accounts payable. Except for long-term bank loan and acquisition purchase price payable, the fair value of financial instruments approximates their carrying value as of December 31, 2010 and 2011 due to their short-term nature. The fair value of long term bank loan and acquisition purchase price payable also approximates its fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2011 and the assumptions used in assessing the fair value of the acquisition purchase price payable remain unchanged. The Group does not use derivative instruments to manage risks.

(s) Share-based Compensation

The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

The Group’s total share-based compensation expense for the years ended December 31, 2009, 2010 and 2011 was $66,503,134, $45,591,618 and $61,801,912, respectively.

The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Cost of sales	$1,504,092	$976,822	$879,413
General and administrative	26,037,349	40,272,194	57,119,416
Selling and marketing	12,221,732	4,342,602	3,803,083
Net income (loss) from discontinued operations	26,739,961	—	—

Total	$66,503,134	$45,591,618	$61,801,912

(t) Income (Loss) per Share

Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

(u) Non-controlling Interest

As of December 31, 2010 and 2011, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) attributable to Focus Media	$(213,257,044)	$184,273,477	$162,677,038

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	1,391,800	3,817,579	33,783

Net transfers (to) from non-controlling interest	1,391,800	3,817,579	33,783

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(211,865,244)	$188,091,056	$162,710,821

(v) Government grants

Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $14,024,545, $15,797,209 and $19,937,901 for the years ended December 31, 2009, 2010 and 2011, respectively, of which, $11,122,063, $14,706,120 and $19,937,901 was recorded as other operating income in the consolidated statements of operations and $2,902,482, $1,091,089 and nil was related to discontinued operations.

(w) Related parties

Affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

(x) Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures to converge the fair value measurement guidance in US GAAP and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Group does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Group will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Group’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

Variable Interest Entities	12 Months Ended
Dec. 31, 2011
Variable Interest Entities

3. Variable Interest Entities

The Group conducts substantially all of its operations through Focus Media Technology (Shanghai) Co., Ltd. and its subsidiaries (hereinafter collectively referred as “the PRC operating subsidiaries”). Due to PRC government restrictions that apply to foreign investment in China’s advertising industry, prior to the PRC operating subsidiaries obtaining the required licenses, the Group’s advertising business was historically conducted through contractual arrangements among the PRC operating subsidiaries and the VIEs, and their respective shareholders. Each of the contractual arrangements with the VIEs and their respective shareholders may only be amended with the approval of the Company’s audit committee or another independent body of the board of directors of the Company, and may be terminated by an agreement of all parties thereto. Revenues attributable to VIEs accounted for 3.2%, 4.2%, and 1.5% of the Company’s consolidated net revenues for the year ended December 31, 2009, 2010 and 2011, respectively.

The following is a summary of the material provisions of these agreements.

Transfer of Ownership When Permitted By Law

The equity owners of the relevant VIEs have granted the relevant PRC operating subsidiary or its designee an exclusive option to purchase all or part of their equity interests in the relevant VIEs, or all or part of the assets of the relevant VIEs, for a purchase price equal to the registered capital of the relevant VIEs, or such higher price as required under PRC laws at the time of such purchase, at any time determined by the relevant PRC operating subsidiary and to the extent permitted by PRC law. The call option agreement will terminate when the equity interests in the VIEs is legally transferred to the relevant PRC operating subsidiaries.

Voting Arrangements

The equity owners of the VIEs have granted an individual designated by the relevant PRC operating subsidiaries the right to appoint all of the directors and senior management of the VIEs and all of their other voting rights as shareholders of the VIEs, as provided under the articles of association of each such entity, to vote on their behalf on all matters, including matters related to the transfer of their respective equity interests in the VIEs and distributing dividends or other proceeds from the VIEs. The agreement is valid for twenty years and shall be automatically renewed for another one year when the term (whether original or extended, if applicable) of the agreement is due.

Equity Pledge Agreements

The equity owners pledge their respective equity interest in the relevant VIEs, to certain of the PRC operating subsidiaries to secure their obligations under the respective loan agreements between the relevant shareholder and PRC operating subsidiary, for the sole purpose of contributing or increasing the registered capital of the VIEs, and acquiring certain of the Company’s regional distributors, respectively. Under these equity pledge agreements, each relevant shareholder has agreed not to transfer, assign, pledge or otherwise dispose of their interest in the relevant VIE, without the prior written consent of the relevant PRC operating subsidiary. The equity pledge agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement.

Loan Agreements

Loans were provided to the equity owners of the VIEs solely for the purpose of establishing or increasing the registered capital of the VIEs. The loans were granted without interest. The loans have 10-year or 15-year duration and cannot be repaid before maturity without written approval from the lenders.

Risks in Relation to the VIE Structure

The Company has concluded that these contractual arrangements are legally enforceable and provide the Company with effective control of the VIEs. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•

The VIEs and their respective shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

The VIEs or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIEs or the Group, mandate a change in ownership structure or operations for the VIEs or the Group, restrict the VIEs or the Group’s use of financing sources or otherwise restrict the VIEs or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may not be properly registered or may be deemed improperly registered or the VIEs or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIEs have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance the VIEs by means of loans or capital contributions. Loans from the Group’s offshore parent company to the VIEs must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. Because the VIEs are domestic PRC enterprises owned by nominee shareholders, the Group’s not likely to finance their activities by means of direct capital contributions as well.

These contractual agreements provide the Company effective control over the VIEs.

The call option agreements and voting arrangements provide the PRC Operating Subsidiaries effective control over the VIEs, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through its PRC Operating Subsidiaries, has (1) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIE, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements.

The Company has not provided financial or other support during the periods presented to the VIEs that was not previously contractually required to provide.

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	As at December 31,
	2010	2011
Cash and cash equivalents	$10,835,318	$31,489,211
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	9,127,339	4,465,802
Rental deposits	10,412,099	7,890,513
Other current assets	2,363,218	1,607,836

Total current assets	$32,737,974	$45,453,362
Rental deposits	1,466,145	2,799,863
Equipment, net	2,158,832	5,874,342
Acquired intangible assets, net	3,523,586	2,366,486
Goodwill	397,840,137	404,623,715
Other long-term assets	1,079,410	630,394

Total long-term assets	$406,068,110	$416,294,800
Total assets	$438,806,084	$461,748,162

Accounts payable	4,340,424	4,321,376
Accrued expenses and other current liabilities	10,635,394	16,878,170
Income taxes payable	2,914,969	3,051,811
Deferred tax liabilities	1,820,531	1,753,744

Total current liabilities	19,711,318	26,005,101
Total long-term liabilities	$710,252	$791,750

Total liabilities	$20,421,570	$26,796,851

	For the year ended December 31,
	2009	2010	2011
Net revenues	$12,837,242	$21,491,910	$11,550,022
Gross loss	(11,114,534)	(19,019,078)	(22,512,385)
Net loss	$(30,533,871)	$(35,930,035)	$(41,077,487)

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions

4. Acquisitions

2009 acquisitions:

The Group did not make any significant acquisitions in 2009. The Group made aggregate cash payment of $92,411,545 during the year ended December 31, 2009 as the result of consideration made to acquire the noncontrolling interests of certain subsidiaries in the year ended December 31, 2009, as well as resolved contingent considerations for prior year acquisitions. The Group recorded additional goodwill for resolved contingent consideration of $81,847,808 during the year ended December 31, 2009, of which $10.5 million was related to 2008 acquisitions.

2010 acquisitions:

The Group acquired five entities in the poster-frame advertising business for fixed cash consideration of $5,347,562 in aggregate in 2010. There was no contingent consideration related to these acquisitions. The Group recognized acquired intangible assets of $1,192,206 and recognized goodwill of $3,958,444, which was assigned to the poster frame reporting unit.

2011 acquisitions:

The Group acquired four entities in the traditional outdoor billboards advertising business for total estimated consideration of $19,881,929, of which $4,366,267 was paid in 2011 and the remaining acquisition purchase price payable of $15,515,662 is unpaid, of which $2,409,602 was current and $13,106,060 was non-current. The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929

In addition, the Group acquired four entities in the LCD business and three entities in the poster-frame advertising business for cash consideration of $1,893,888 and $2,412,618 in aggregate, respectively, in 2011. There are no contingent consideration provisions related to these acquisitions. The Group recognized acquired intangible assets of $241,742 and $527,342 respectively, and recognized goodwill of $6,044,821 and $2,175,992, respectively.

Pro forma results have not been shown for the years ended December 31, 2009, 2010 and 2011 as the acquisitions occurring during those periods, both individually and in the aggregate are not material to the consolidated statements of operations for the relevant periods.

Disposition	12 Months Ended
Dec. 31, 2011
Disposition

5. Disposition

2009 Disposition

In 2009, the Group aborted a contemplated initial public offering for its internet advertising segment due to the economic recession in late 2008. As a result, between August and December 2009, the Group disposed of six underperforming subsidiaries in that segment through a series of individual transactions with their respective original owners. Each of the subsidiaries was considered a component of the Group and their results have been included in discontinued operations in the consolidated statements of operations. The results of discontinued operations include net revenues and pretax losses of $127,611,538 and $45,384,077, respectively, related to these subsidiaries. The Group recorded a loss on disposal of $44,054,471.

In 2009, the Group also disposed of five underperforming subsidiaries engaged in poster frame, LCD display and traditional outdoor billboard advertising services segments, none of which were considered a component of the Group. As such, all results of operations were included in operating activities for all periods presented. The Group recorded a loss on disposal of $7,411,454.

2010 Disposition

In January 2010, certain employees and management of Allyes and certain members of the Company’s management and directors entered into a definitive agreement with the Company and Allyes to buy an aggregate 38% interest in Allyes from the Company for cash consideration of $13.3 million. On July 30, 2010, the Company sold its remaining 62% interest to a third party investor for cash consideration of $124 million. Following the disposition of Allyes, the Group is no longer engaged in the internet advertising business and, therefore, the results of the internet advertising segment have been included in discontinued operations in the consolidated statements of operations for all periods presented. The results of discontinued operations include net revenues and profit before tax of $80,599,956 and $5,150,739, respectively, related to Allyes and its subsidiaries and affiliates. The Group recorded a gain on disposal of $78,999,821 (net of $2,763,041 transaction cost), which has been included as a component of discontinued operations. There were no remaining assets or liabilities associated with discontinued operations in the consolidated balance sheet as of December 31, 2010 and 2011.

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725

2011 Disposition

The Group did not dispose of any significant subsidiaries in 2011.

Fair Value Measurement	12 Months Ended
Dec. 31, 2011
Fair Value Measurement

6. Fair Value Measurement

The Group did not have any assets or liabilities measured at fair value on a recurring basis subsequent to initial recognition as of December 31, 2010 or 2011. The Group’s assets measured at fair value on a non-recurring basis included acquired intangible assets and goodwill in impairment test for the year ended December 31, 2010 and equity method investment impairment test for the year ended December 31, 2011.

The fair value measurements for acquired intangible assets and goodwill are classified as Level 3 measurements. Determining the appropriate fair value model and calculating the fair value of these instruments requires the input of significant estimates and assumptions, some of which are unobservable. The estimates and assumptions include business assumptions, terminal value, discount rate, and tax amortization benefit. The fair value measurement for equity method investment, which investment is in the form of marketable securities, is classified as Level 1 measurement.

Accounts Receivable, Net	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net

7. Accounts Receivable, Net

Accounts receivable, net of allowance for doubtful accounts of $21,088,503 and $31,068,977 for the years ended December 31, 2010 and 2011, respectively, consists of following:

	December 31,
	2010	2011
Billed receivable	$83,892,036	$156,633,471
Unbilled receivable	73,436,707	92,572,783

Total	$157,328,743	$249,206,254

Unbilled receivables represent amounts earned under advertising contracts in progress but not billable at the respective balance sheet dates. These amounts become billable according to the contract term. The Group anticipates that substantially all of such unbilled amounts will be billed and collected within twelve months of the balance sheet dates.

An analysis of allowance for doubtful accounts for the years ended December 31, 2010 and 2011 is as follows:

	2010	2011
Balance at beginning of year	$33,596,096	$21,088,503
Bad debt expenses	454,624	16,013,208
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)
Disposition of subsidiaries	(3,312,436)	—
Effect of exchange rate changes	743,886	1,221,459

Balance at end of year	$21,088,503	$31,068,977

Equipment, Net	12 Months Ended
Dec. 31, 2011
Equipment, Net

8. Equipment, Net

Equipment, net consists of the following:

	December 31,
	2010	2011
Media display equipment	$191,447,959	$232,824,888
Computers and office equipment	10,315,385	13,163,322
Leasehold improvements	2,025,582	2,745,253
Vehicles	1,245,472	2,437,679

Total	205,034,398	251,171,142
Less: accumulated depreciation and amortization	(136,147,602)	(172,129,022)

Total	$68,886,796	$79,042,120

The majority of the Group’s display equipment is installed on the premises of its lessors from whom space is rented, such as residential complexes and commercial locations.

Depreciation expense for the years ended December 31, 2009, 2010 and 2011 was $35,004,686, $28,270,063 and $28,787,221, respectively, of which $724,515, $355,004 and nil was related to discontinued operations.

In 2009, the Group determined that it would cease expansion of its digital poster frame network and, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the operation of its boat-based advertising platform on the Huangpu River. The Group recorded an aggregated impairment loss of $40,318,817 of related equipment for the year ended December 31, 2009.

The Group did not incur any impairment loss on equipment for the years ended December 31, 2010 and 2011.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net

9. Acquired Intangible Assets, Net

As of December 31, 2010 and 2011, acquired intangible assets, net were comprised of the following:

	December 31,
	2010	2011
Cost:
Operation & broadcasting rights	$11,460,583	$12,045,898
Lease agreements	54,460,034	75,849,900
Customer base	24,013,585	31,524,825
Trademark	1,145,303	2,076,687
Others	4,559,702	5,051,269

Total	95,639,207	126,548,579

Accumulated amortization:
Operation & broadcasting rights	(6,166,809)	(9,518,838)
Lease agreements	(43,298,789)	(54,117,372)
Customer base	(16,338,269)	(21,858,528)
Trademark	(1,145,303)	(1,203,796)
Others	(4,527,994)	(4,824,610)

Total	(71,477,164)	(91,523,144)

Intangible assets, net	$24,162,043	$35,025,435

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2009	2010	2011
Cost of revenues	$14,282,389	$12,734,069	$11,359,056
Selling and marketing	4,664,850	4,106,231	4,638,646
Gain or (loss) from discontinued operations	8,331,505	765,859	—

Total	$27,278,744	$17,606,159	$15,997,702

In 2009, in response to a regulation promulgated by Shanghai Municipality Government in early 2009, the Group determined to cease the operation of its boat-based advertising platform on the Huangpu River. Accordingly, the Group recorded an impairment loss of $3,168,472 to write off the associated operating and broadcasting rights of its LCD display segment. In addition, a $22,268,615 impairment loss was recorded for the acquired intangible assets for certain subsidiaries in internet advertising segment that were underperforming. The impaired intangible assets primarily consisted of technology, lease agreements, customer base and trademark. The valuation of technology, lease agreements, and customer base was developed through the application of a form of income approach, known as the excess earnings method. The first step in applying the excess earnings method was to estimate the future debt-free net income attributable to the intangible asset. The resulting debt-free net income was then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible asset. These assets include fixed assets, working capital and other intangible assets. The valuation of the trademark was based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty, would have been paid for use of the asset that can be attributed to the asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

Total impairment loss recorded for the year ended December 31, 2009 amounted to $25,437,087, of which $21,459,807 was related to discontinued operations. The Group did not incur impairment loss on acquired intangible assets for the years ended December 31, 2010 and 2011.

The Group expects to record amortization expense of $10,902,778, $5,481,036, $3,985,039, $3,896,574, and $3,082,812 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill

10. Goodwill

The Group’s goodwill primarily arises from the initial consideration paid and, for those acquisitions made prior to January 1, 2009, subsequent settlement of contingent consideration of the acquisitions. The changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Internet advertising	Traditional outdoor billboards	Total
Balance as of January 1, 2010	$406,096,193	$—	$4,272,498	$—	$410,368,691
Goodwill acquired during the year	—	3,958,444	—	—	3,958,444
Goodwill recorded as a result of contingent consideration resolved	5,038,676	15,551,019	—	—	20,589,695
Goodwill impairment	—	(5,736,134)	—	—	(5,736,134)
Disposal of subsidiaries	—	—	(4,272,498)	—	(4,272,498)
Translation adjustments	399,355	27,079	—	—	426,434

Balance as of December 31, 2010	411,534,224	13,800,408	—	—	425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	—	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	—	4,481,856
Translation adjustments	699,894	258,614		385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$—	$20,116,867	$459,112,676

The gross amount and accumulated impairment losses by segment as of December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$411,596,247	422,196,951	$24,836,040	$858,629,238
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$425,334,632

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired. As a result of impairment tests, the Group recorded a goodwill impairment loss of $5,736,134 and nil for the years ended December 31, 2010 and 2011, respectively.

Goodwill impairment in 2010

The Group settled contingent purchase consideration of $5,736,134 associated with the poster frame network reporting unit during the three months ended March 31, 2010. The amount was recorded as additional goodwill and was immediately impaired as there had been no material changes in the fair value of the poster frame network reporting unit subsequent to December 31, 2009, the most recent impairment analysis date, which was still lower than the carrying amount of the poster frame network reporting unit on March 31, 2010.

The Group further settled contingent purchase consideration of $5,038,676 and $9,814,885 associated with the LCD display network and poster frame reporting units during 2010. The Group’s annual impairment test was performed for both reporting units using the income approach valuation method as of December 31, 2010, which indicated that the fair value of both reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Goodwill impairment in 2011

The Group’s annual impairment test was performed for three reporting units using the income approach valuation method as of December 31, 2011, which indicated that the fair value of all the three reporting units significantly exceeded their carrying amounts. Therefore, no goodwill impairment was recognized.

Equity Method Investment	12 Months Ended
Dec. 31, 2011
Equity Method Investment

11. Equity Method Investment

On January 13, 2011, the Company purchased 15,331,305, or approximately 15%, of the outstanding shares of VisionChina Media Inc. (“Vision China”) (Nasdaq: VISN), one of China’s largest out-of-home digital television advertising networks on mass transportation systems, at a price of US$3.979 per share, equivalent to US$3.979 per ADS, for total cash consideration of $61,003,263. As of December 31, 2011, all the consideration has been paid.

The Company is the second largest shareholder of Vision China and also holds a directorship in Vision China’s board during the year ended December 31, 2011. Therefore, the investment is accounted for using the equity method of accounting.

As of December 31, 2011, the carrying amount of the investment in Vision China consisted of:

December 31, 2011
Underlying equity in net assets	$16,559,187
Acquired intangible assets, net	38,614,111
Goodwill	2,102,814

57,276,112
Impairment loss	(38,265,294)

Total carrying amount	$19,010,818

Quoted market price	$1.24
Aggregate market value	$19,010,818

Impairment analysis was performed for the carrying amount of the investment in Vision China for the year ended December 31, 2011 and the difference between the carrying amount and the market value was considered an other-than-temporary loss, and the impairment was recorded.

Cost Method Investment	12 Months Ended
Dec. 31, 2011
Cost Method Investment

12. Cost Method Investment

On December 7, 2010, the Company entered into a subscription agreement to subscribe 4,716 Class B ordinary shares, or 1.61% of the then outstanding ordinary shares of a private company, which is engaged in the up-market travel consolidator businesses including but not limited to online airline and hotel ticketing business and other related services, for a consideration of approximately $1.5 million. In January 2011, it was further agreed that the consideration would be settled through the provision of advertising services by one of the PRC operating subsidiaries of the Group to this investee. As of December 31, 2011, the advertising services have been provided and investment is accounted for using the cost method.

The Group did not incur any impairment loss on cost method investment for the year ended December 31, 2011.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities

13. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
Accrued promotion and marketing expenses and agency rebate payable	$45,623,926	$66,325,090
Other accrued expenses	4,152,385	5,027,684
Other taxes payable	25,587,764	33,859,333
Advance from customers	26,292,405	31,442,821
Accrued employee payroll and welfare	5,492,293	9,359,197
Payables related to acquisitions	4,920,493	6,478,092
Withholding individual PRC income tax	1,155,464	1,155,464
Accrual for litigations (see Note 20)	—	2,000,000
Payables related to share repurchase	2,996,074	5,962,521
Amount due to noncontrolling interest shareholders	—	5,475,408
Others	5,542,718	6,667,916

Total	$121,763,522	$173,753,526

Bank Loans	12 Months Ended
Dec. 31, 2011
Bank Loans

14. Bank Loans

	Notes	December 31, 2011
Short -term revolving loan	a)	$100,000,000
Long -term revolving loan	b)	71,000,000

Total		$171,000,000

Additional available long -term loan facilities	b)	$29,000,000

a)	The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 was approximately 2.4%. The short-term loan is payable in November 2012.
b)	The long -term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the year ended December 31, 2011 was about 2.4%. The principal of the loan is payable in two installments of $17,750,000 and $53,250,000, which are due in December 2013 and December 2014, respectively.

Neither the short-term or long-term bank loan contains financial covenants.

Other operating (income) expenses, net	12 Months Ended
Dec. 31, 2011
Other operating (income) expenses, net

15. Other operating (income) expenses, net

Other operating (income) expenses, net consists the following:

	For the years ended December 31,
	2009	2010	2011
Loss on disposal of subsidiaries	$7,411,454	$1,544,922	$—
Government subsidy income	(11,122,063)	(14,706,120)	(19,937,901)
Loss on disposal of equipment	—	248,785	1,910,363
Impairment of other long lived assets	14,714,157	—	—
Penalty for termination of contract	1,872,155	—	—
Other income	(5,199,764)	(1,771,691)	(2,194,020)
Other expenses	5,435,104	540,159	4,083,863

Total	$13,111,043	$(14,143,945)	$(16,137,695)

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation

16. Share-based Compensation

Share-based Compensation Plans for the Group

In November 2007, the Group’s 2007 Employee Share Option Scheme (“2007 Plan”) was authorized, under which the Group is authorized to grant options or share appreciation rights or restricted shares to purchase up to 5% of the Group’s issued and outstanding ordinary shares from time to time in the three years following the date of enactment of 2007 Plan. In December 2010, the 2010 Employee Share Option Plan (“2010 Plan”) was authorized, under which the Group may issue incentive shares equal to no more than 5% of the issued share capital of the Company, outstanding from time to time, including stock options and restricted shares to Company’s employees, officers, consultants and directors.

On September 22, 2009, as a result of performance evaluations, 1,776,300 previously granted options under 2007 Plan were cancelled and previously unrecognized compensation cost of $2,587,993 was recognized on the cancellation date. In addition, 7,550,849 previously granted options under 2007 Plan, associated with 300 employees, were cancelled and replaced by an equivalent number of unvested restricted shares (“2009 Replacement”). This was accounted for as a modification with the incremental compensation cost of $8,122,206, which was measured as the excess of the fair value of the restricted shares over the fair value of the cancelled options at the cancellation date. Further, restricted shares to obtain 28,935,131 ordinary shares were granted to employees in 2009. The restricted shares generally vest over a period of two to three years.

On December 28, 2010 and November 25, 2011, restricted shares to obtain 15,000,000 and 17,711,500 ordinary shares were granted to employees, officers, consultants and directors under the 2010 Plan, respectively. These restricted shares will vest over a period of three years.

Under the terms of each plan, options are generally granted at prices equal to the fair market value of the ordinary shares at the date of grant whereas restricted shares are granted without exercise price, and generally vest over two to four years with certain options vesting over one year. Options are expiring in 10 years from the date of grant. As of December 31, 2011, 11,156,760 options and 38,169,245 restricted shares were outstanding. The fair value of restricted shares was determined to be the market value of the ordinary shares on the date of grant whereas the fair value of options granted to employees was estimated on the date of grant using the Black-Scholes option-pricing model. No options were granted during the years ended December 31, 2009, 2010 and 2011.

The expected volatilities were estimated based on historical volatility. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free interest rate assumption is determined using the Federal Reserve nominal rates for U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award.

A summary of the share option activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2011	11,962,045	$4.33
Forfeited	(53,775)	$5.72
Exercised	(751,510)	$6.17

Options outstanding at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

Options exercisable at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607
Options vested or expected to vest at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was $4,086,489, $1,283,299, and $2,194,710, respectively.

A summary of the restricted share activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2011	38,957,925	$3.00
Granted	17,711,500	$3.54
Vested	(18,348,550)	$2.78
Forfeited	(151,630)	$2.95

Restricted shares unvested at December 31, 2011	38,169,245	$3.36

The weighted average grant-date fair value of restricted shares granted for the years ended December 31, 2009, 2010 and 2011 were $2.24, $4.24 and $3.54, respectively. Total fair value of share vested during 2009, 2010 and 2011 was nil, $27,979,963, and $64,154,920, respectively.

As of December 31, 2011, there was $88,131,222 in total unrecognized compensation expense related to unvested share-based compensation arrangements which is expected to be recognized over a weighted-average period of 2.50 years.

Private equity placement with JJ Media Investment Holding

On September 23, 2009, the Company entered into a definitive agreement for a private equity placement of 75 million of its ordinary shares with JJ Media Investment Holding (“JJ Media”), a British Virgin Island company controlled by Jiang Nan Chun, the Group’s Chief Executive Officer and Chairman, for a purchase price of $1.899 per share, representing the average closing price of the shares during the twenty consecutive trading days preceding the signing of the definitive agreement. On November 18, 2009, the private equity placement was consummated and the Company received gross proceeds of $142,425,500. The shares issued to JJ Media are subject to a six month lock-up and have customary registration rights pursuant to a registration rights agreement entered into between the Company and JJ Media. This transaction resulted in share based compensation expense of $4.0 million, which represents the excess of the fair value of the Company’s shares over the purchase price. The fair value of the Company’s shares reflects the Company’s closing share price on the trading day immediately preceding the signing date of the definitive agreement.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

17. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. In addition, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

Hong Kong

Focus Media (China) Holding Ltd. is subject to Hong Kong profit tax at a rate of 16.5% on its assessable profit. No Hong Kong profit tax has been provided as the Group does not have assessable profit that is earned in or derived from Hong Kong during the years presented.

PRC

On January 1, 2008, a new EIT law (“New Law”) in the PRC took effect. The New Law applies a uniform 25% EIT rate to both foreign invested enterprises and domestic enterprises. The New Law provides a five-year transition period from its effective date for those enterprises which were established before the promulgation date of the New Law and which were entitled to a preferential tax treatment under the PRC Income Tax Laws, such as a reduced tax rate or a tax holiday.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises which enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. Preferential tax treatments will continue to be granted to industries and projects that are strongly supported and encouraged by the state, and enterprises that qualify as “new and high technology enterprises strongly supported by the state (“HNTE”) under the New Law will be entitled to a 15% preferential EIT rate.

On the same date, the State Council also issued the Notice of the State Council concerning Implementation of Transitional Tax Incentives for HNTE newly-established in Special Economic Zones and Shanghai Pudong New Area (“Circular 40”), which provides guidance of the income tax incentives for high tech companies established in the Special Economic Zones and Shanghai Pudong New Area, which enterprise income tax is exempted for the first and second year and levied at half-rate of 25% statutory rate from the third to fifth year.

Most of the Company’s PRC operating subsidiaries and VIEs transitioned from 33% to 25%, effective January 1, 2008. Those that enjoyed a lower tax rate of 15% as high-tech companies under the PRC Income Tax Laws will transition to the uniform tax rate of 25% from 2008 unless they obtain the HNTE status under the New Law. The Group has thus generally applied the 25% rate in calculating its deferred tax balances. Subsidiaries and VIEs with temporary differences reversing during the holiday period have used the reduced rates in calculating their deferred tax balance.

Beijing Focus Media Wireless Co., Ltd. qualified for the transitional rule under Circular 39 and thus enjoyed a 50% reduction off the transitional tax rate from 2009 through 2011 based on the transitional rule under the New Law. The Company’s 100% owned subsidiary, Focus Media Information Technology (China) Co., Ltd. was incorporated on August 22, 2008 in Shanghai Pudong New Area, and obtained the HNTE qualification on June 22, 2010. Therefore, Focus Media Information Technology (China) Co., Ltd. is exempted from EIT for the two years ended December 31, 2010 and 2011 and enjoys a 50% reduction off the statutory rate from 2012 through 2014.

The Group classifies interest and penalties relating to income tax matters within income tax expense. The amount of penalties and interest recorded for the years ended December 31, 2010 and 2011 was immaterial. The Group decreased its liabilities for unrecognized tax benefits by $592,525 in connection with effective settlement of prior-year tax uncertainties during the year ended December 31, 2009, and did not increase or decrease its liabilities for unrecognized tax benefits during the years ended December 31, 2010 and 2011, respectively. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2009	$5,279,674
Settlements	(592,525)
Disposition of subsidiaries	(342,250)
Translation adjustment	167,054

Balance at December 31, 2009	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542

According to the PRC Tax Administration and Collection Law, the statute of limitations is generally three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 (approximately $16,000 as of December 31, 2011) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The status of limitations in Hong Kong is six years.

Composition of income tax expense

All of the Group’s income subject to income tax is generated within the PRC. The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2009	2010	2011
Current income tax expense	$8,390,910	$21,970,299	$46,332,564
Deferred income tax expense	5,389,155	365,280	8,428,830

	$13,780,065	$22,335,579	$54,761,394

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	(16.73)%	10.90%	7.59%
Effect of different tax rate applicable to the subsidiaries and VIEs	4.49%	(4.75)%	(4.61)%
Effect of tax holiday	3.46%	(13.22)%	(12.11)%
Effect of non-deductible expenses	(36.07)%	11.04%	2.34%
Change in valuation allowance	2.82%	(11.18)%	0.58%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	—	2.34%
Others	0.70%	—	—

Effective tax rate	(16.33)%	17.79%	21.13%

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	December 31,
	2009	2010	2011
Tax holiday effect	$3,142,974	$16,593,568	$30,742,016
Net income from continuing operations per share effect — basic	$0.01	$0.02	$0.05
Net income from continuing operations per share effect — diluted	$0.01	$0.02	$0.04

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss carry forwards	$4,677,149	$4,813,056
Accrued expenses temporarily non-deductible	14,078,803	18,889,739
Bad debt provision	3,297,574	7,324,158
Difference in fixed assets basis	8,379,571	5,620,343
Others	4,915,559	3,859,498

Total Deferred Tax Assets	35,348,656	40,506,794
Valuation allowance on deferred tax assets	(5,183,171)	(5,091,664)

Net deferred tax assets	$30,165,485	$35,415,130

Classified as:
Current deferred tax assets	22,979,021	29,914,442
Non-current deferred tax assets	7,186,464	5,500,688

Deferred tax liabilities:
Difference in intangible asset basis	1,361,645	6,702,694
Unbilled revenue	20,651,695	24,252,501
Interest or subsidy income receivables	8,666,757	15,727,129
Others	2,945,307	6,966,720

Total deferred tax liabilities	$33,625,404	$53,649,044

Classified as:
Current deferred tax liabilities	23,627,893	33,550,044
Non-current deferred tax liabilities	9,997,511	20,099,000

As of December 31, 2011, the Group had net operating loss carry forwards of $19,252,222 that can be used against future taxable income. The net operating loss carry forwards will expire if unused in the years ending December 31, 2012 through 2016. The Group operates through multiple subsidiaries and the valuation allowance is considered on an individual subsidiary basis. Where a valuation allowance was not recorded, the Group believes that there was sufficient positive evidence to support its conclusion not to record a valuation allowance as it expects to generate sufficient taxable income in the future.

The valuation allowance in 2011 has decreased compared with that of 2010 as the Group has generated taxable income to utilize certain deferred tax assets for the year ended December 31, 2011 and expects to utilize them in the coming years.

Of the undistributed earnings of the Group’s PRC subsidiaries and PRC affiliates of approximately $847 million at December 31 2011, approximately $787 million are considered to be permanently reinvested and accordingly, no provision for PRC dividend withholding tax has been made thereon. The Group will distribute approximately $60 million of PRC subsidiaries’ 2011 earnings in 2012, as part of the dividend policy it is implementing starting in 2012, a PRC dividend withholding tax of $6 million has been provided thereon.

Net Income (loss) per Share	12 Months Ended
Dec. 31, 2011
Net Income (loss) per Share

18. Net Income (loss) per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Income (numerator):
Net income (loss) from continuing operations	$(98,120,236)	$103,186,528	$162,677,038
Net income (loss) from discontinued operations	(111,612,420)	83,077,575	—

Income attributable to Focus Media Holding Limited Shareholders	$(213,257,044)	$184,273,477	$162,677,038

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	651,654,345	707,846,570	671,401,000
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	—	23,811,695	22,570,258

Weighted average ordinary shares outstanding used in computing diluted income per share	651,654,345	731,658,265	693,971,258

Income (loss) per share from continuing operations — basic	$(0.15)	$0.15	$0.24

Income (loss) per share from continuing operations — diluted	$(0.15)	$0.14	$0.23

Income (loss) per share from discontinued operations — basic	$(0.17)	$0.12	$—

Income (loss) per share from discontinued operations — diluted	$(0.17)	$0.11	$—

Net income per share — basic	$(0.33)	$0.26	$0.24

Net income per share — diluted	$(0.33)	$0.25	$0.23

For the years ended December 31, 2009, 2010 and 2011 the Group had 15,642,620, 7,036,260 and 5,304,495 share options and 36,448,980, 13,620,000 and nil restricted shares outstanding, respectively, which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted net income per share in the years presented, as their effects would have been anti-dilutive.

Mainland China Contribution Plan and Profit Appropriation	12 Months Ended
Dec. 31, 2011
Mainland China Contribution Plan and Profit Appropriation

19. Mainland China Contribution Plan and Profit Appropriation

Full time employees of the Group in the PRC participate in a government-mandated multiemployer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits was $8,873,914, $8,298,074 and $12,614,542 for the years ended December 31, 2009, 2010 and 2011, respectively, including $2,681,155, $1,103,397, and nil from discontinued operations.

Pursuant to laws applicable to entities incorporated in the PRC, the Group’s PRC subsidiaries and PRC affiliates are prohibited from distributing their statutory capital and must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriations of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until such cumulative appropriation reaches 50% of the registered capital; the other fund appropriations are at the Group’s discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The Group’s subsidiaries and affiliates have allocated annual after-tax profits to each of their respective funds in compliance with these laws and regulations. For the years ended December 31, 2009, 2010 and 2011, the Group made total appropriations of $10,765,735, $21,211,346 and $10,214,705, respectively.

As a result of these PRC laws and regulations, as of December 31, 2011, the Group’s PRC subsidiaries and PRC affiliates are restricted in their ability to transfer $234,110,610 of their net assets to Focus Media Holding in the form of dividends, loans or advances.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies

20. Commitments and Contingencies

{a} Leases commitments

The Group has entered into certain leasing arrangements relating to the placement of the flat-panel digital screens, poster frames and outdoor billboards in various locations, as well as advertisement time slots on movie screens prior to movie screening, where the Group operates the networks and in connection with the lease of the Group’s office premises. Rental expense under operating leases for the years ended December 31, 2009, 2010 and 2011 were $117,914,221, $134,658,367 and $187,101,004, respectively.

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2012	$133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826

Total	$255,553,199

{b} Purchase commitments

As of December 31, 2011, commitments outstanding for the purchase of equipment were $13,593,547, majority of which will be fulfilled in 2012.

{c} Legal proceedings

The Group is a defendant in ongoing lawsuits as described below:

a)	November 2007 Follow-on Offering Case

1)	On November 27, 2007, Eastriver Partners, Inc. filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group and the underwriters of the Group’s offering filed in November 2007.

2)	On December 21, 2007, Scott Bauer filed a purported class action lawsuit in the United States District Court for the Southern District of New York against the Group, certain of the Group’s officers and directors, and the underwriters of the Group’s offering filed in November 2007.

Both complaints allege that the Group’s registration statement on Form F-1 on November 1, 2007 as amended, and the related prospectus contained inaccurate statements of material fact. The Group has meritorious defenses to the claims alleged and intends to defend against these lawsuits vigorously. On March 29, 2010, the court issued an opinion granting the Group’s motion to dismiss. On March 30, 2010, the court entered a judgment dismissing the case. The plaintiffs filed a notice of appeal on April 29, 2010 appealing the judgment granting the Group’s motion to dismiss. On September 26, 2011, the plaintiffs and the Group entered into a settlement agreement, under which the Company would contribute $2 million for settlement (the “Settlement Agreement”), which was accrued as of December 31, 2011. On April 24, 2012, the settlement was finalized as previously agreed.

b)	Palny Case

On December 12, 2011, Tom Palny filed a putative class action in the United States District Court for the Southern District of New York against the Group and certain of the current or former officers and directors. The complaint relates to certain allegations made by the firm Muddy Waters about the Company in a series of releases in November 2011, and alleges that the Company’s public filings, including the Company’s 2006, 2007, 2008, 2009 and 2010 Form 20-Fs, the Form F-1 and Prospectus files in connection with the Company’s November 2007 Follow-on Offering, and third quarter 2011 earnings press release, contain material misstatements and omissions. The court has scheduled an initial status conference for March 9, 2012. The Company intends to defend itself vigorously against these allegations as the Company believes they have meritorious defenses to the alleged claims. As of December 31, 2011, the Company does not believe the outcome of the case is probable or reasonably estimable.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information

21. Segment Information

The Group is mainly engaged in selling advertising time slots on its network of flat-panel digital advertising displays located in high traffic areas such as commercial locations and residential complexes. The Group is also engaged in providing advertising services on poster frames, on screens in movie theatres and on traditional outdoor billboards.

The Group’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s CODM for making decisions, allocating resources and assessing the performance. The Group has determined that it has five reportable segments, which are LCD display network, in-store network, poster frame network, movie theater network and traditional outdoor billboards. These segments all derive their revenues from the sale of advertising services. Prior to the disposition of Allyes in 2010, as described in Note 1, the Group had an additional reportable segment, internet advertising, which was reclassified to discontinued operations for all periods presented. The movie theater and traditional outdoor billboards segments were combined in prior years, but have been separately disclosed for all periods presented.

The Group’s CODM does not assign assets to these segments. Consequently, it is not practical to show assets by reportable segment. The following table presents selected financial information relating to the Group’s segments:

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$55,597,213	$—	$792,620,177
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	58,473,914	(59,977,124)	792,620,177
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	50,680,215	(59,977,124)	289,644,266

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$7,793,699	$—	$502,975,911

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

2009:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$9,435,983	$49,620,796	$—	$397,164,522
Net revenue — intersegment	26,383,298	3,523,819	994,136	—	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	9,435,983	50,677,539	(31,957,996)	397,164,522
Total cost of revenue	99,191,242	24,169,858	102,728,558	7,063,102	39,878,439	(31,957,996)	241,073,203

Gross profit / (loss)	$135,991,128	$9,700,146	$(2,771,936)	$2,372,881	$10,799,100	$—	$156,091,319

Major Customers

As of and for the years ended December 31, 2009, 2010 and 2011, there were no customers who accounted for 10% or more of the Group’s net revenues or accounts receivables.

Major Service lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2009		2010		2011
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousand of U.S. dollars, except percentages)
Net revenue:
LCD display network	$208,799,072	52.6%	$297,641,916	57.7%	$444,364,783	56.1%
In-store network	30,346,185	7.6%	37,777,154	7.3%	56,374,245	7.1%
Poster frame network	98,962,486	24.9%	121,893,079	23.6%	185,448,868	23.4%
Movie theater network	9,435,983	2.4%	18,094,945	3.5%	50,835,068	6.4%
Traditional outdoor billboards	49,620,796	12.5%	40,907,603	7.9%	55,597,213	7.0%

Total net revenue	$397,164,522	100.0%	$516,314,697	100.0%	$792,620,177	100%

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

22. Related Party Transactions

Details of advertising service revenue from related parties for the years ended December 31, 2009, 2010 and 2011 for the Group is as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
CTV Golden Bridge International Media Co., Ltd.	Daqing Qi	$277,749	$—	$—
Sina.com	Charles Cao	548,988	1,034,741	1,466,979
Sohu.com	Daqing Qi	438,536	738,947	—
China Vanke Co., Ltd.	Daqing Qi	459,376	465,998	909,109
Home-Inn	Neil Nanpeng Shen	89,076	—	—
Ctrip.com	Neil Nanpeng Shen	486,263	79,601	—
51.com	Neil Nanpeng Shen	—	22,993	—
Qihoo.com	Neil Nanpeng Shen	38,008	17,461	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	368,242	385,720	13,911
StormNet Information Technology	David Zhang	—	2,569	—
Tea Care Group Ltd.	Fumin Zhuo	292,606	697,071	5,461
Fosun International Limited	Major Shareholder	—	—	4,613,446
Focus Technology Co., Ltd.	Fumin Zhuo	43,200	—	—
Joyyoung, Inc.	Ying Wu	—	—	13,313
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	—	5,661
Redbaby.com	Jason Nanchun Jiang	—	—	4,465,478
Tuan800.com	Jason Nanchun Jiang	—	—	468,410
Juewei Foods, Inc.	Jason Nanchun Jiang	—	—	544,106
Bona Film Group Ltd.	Daqing Qi	—	—	2,089,420

Total		$3,042,044	$3,445,101	$14,595,294

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2009, 2010 and 2011 were as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
Sina.com	Charles Cao	$28,635,023	$11,655,724	$—
Sohu.com	Daqing Qi	17,208,874	8,047,723	—
Bona Film Group Ltd.	Daqing Qi	—	359,287	2,996,195
Ctrip.com	Neil Nanpeng Shen	146,356	130,251	—
51.com	Neil Nanpeng Shen	195,376	7,968	—
Qihoo.com	Neil Nanpeng Shen	109,564	—	—
StormNet Information Technology	David Zhang	21,928	27,266	—

Total		$46,317,121	$20,228,219	$2,996,195

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2010 and 2011 are as follows:

		December 31
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	89,897	—
Bona Film Group Ltd.	Daqing Qi	21,139	305,928
Tea Care Group Ltd.	Fumin Zhuo	345,297	61,803
China Vanke Co., Ltd.	Daqing Qi	13,041	160,013
Redbaby.com	Jason Nanchun Jiang	—	1,021,150
Juewei Foods, Inc.	Jason Nanchun Jiang	—	108,985
Fosun International Limited	Major Shareholder	—	166,557

Total		$469,374	$1,824,436

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2009 and 2010 are as follows:

		December 31,
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	$1,811,950	$—
China Vanke Co., Ltd.	Daqing Qi	28,689	25,617
Arcom	David Zhang	7,550	—
Fosun International Limited	Major Shareholder	—	1,313,482
Bona Film Group Ltd.	Daqing Qi	—	755,712
Redbaby.com	Jason Nanchun Jiang	—	55,659
Juewei Foods, Inc.	Jason Nanchun Jiang	—	45,434

Total		$1,848,189	$2,195,904

Other related party transactions

Jimmy Yu resigned his directorship in September 2009. For the nine months ended September 30, 2009, office rentals paid to Multimedia Park Venture Capital, of which Mr. Yu was the CEO, amounted to $612,817.

In January 2010, certain Allyes employees and management and directors and certain members of the Group’s management and directors entered into a definitive agreement with the Group and Allyes to purchase an aggregate 38% interest in Allyes from the Group. In order to encourage Allyes Online management to invest (and thus remain with the business), Jason Jiang and Kit Low, who was already active with the Group and was in the process of being appointed its chief financial officer, offered to invest their own capital in Allyes under the same terms that the Group was offering to Allyes’ management. By making this offer, Messrs. Jiang and Low attempted to show their confidence in Allyes’ business, so that they could encourage the remaining Allyes team to invest, stay in their positions, and commit to Allyes’ success. Pursuant to the terms of the agreements, the purchasing Allyes and Group management members paid an aggregate $13.3 million for a 38% interest of Allyes. The Group performed a valuation of Allyes as of the closing date of the transaction and determined that the price paid to acquire the interest approximated fair value. The transaction was approved by all independent directors on the board. This transaction was part of initiatives the Group was taking to incentivize management to enhance the future business model of Allyes and thereby to seek long term sustainable growth for the Group and investors.

As described in Note 16, on November 18, 2009, the Company issued 75 million ordinary shares to Jason Nanchun Jiang for proceeds of $142,425,000.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events

23. Subsequent Events

On January 31, 2012, the Company further obtained an uncommitted $100 million revolving term loan facility which bears an interest rate of 2-weeks or 1-month LIBOR plus 2.1% per annum. Till the date of this report, the Company has not drawn down any amounts under this facility agreement.

On January 10, 2012, the Group announced a policy starting from 2012 to issue a recurring dividend. A dividend of $17.9 million, or $0.0274 per ordinary share, was paid out on April 16, 2012 to the shareholders of record on March 30, 2012.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

(b) Basis of Consolidation

The consolidated financial statements include the financial statements of Focus Media Holding, its majority-owned subsidiaries, its VIEs and their majority-owned subsidiaries. All inter-company transactions and balances have been eliminated upon consolidation.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

US GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests, which requires certain VIEs to be consolidated by the primary beneficiary of the entity if the equity investors in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Through the contractual arrangements between the Company and the VIEs, the Company controls the operating activities and holds all the beneficial interests of the VIEs and has been determined to be the primary beneficiary of the VIEs. The Company has concluded that such contractual arrangements are legally enforceable (see Note 3 for related risks and uncertainties).

Net income or loss of a subsidiary is attributed to the Company and to the noncontrolling interests either on the basis of relative ownership interest or in accordance with contractual agreements that specify a different allocation, such as in the case of VIEs. Noncontrolling interests in subsidiaries are presented separately from the Group’s equity therein.

Cash and Cash Equivalents and Restricted Cash

(c) Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

Restricted cash is deposited in bank accounts as security for bank borrowings. These deposits carry fixed interest rates and are released when the related bank borrowings are settled by the Group.

Use of Estimates

(d) Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements and accompanying notes. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives of long-lived assets, assumptions utilized in accrual of promotion and marketing expenses, the impairment of long-lived assets, equity method investment and goodwill, the recognition and measurement of current and deferred income tax assets, valuation of financial instruments, and the valuation and recognition of share-based compensation. The actual results experienced by the Group may differ from management’s estimates.

Short-term investments

(e) Short-term investments

The Group enters into asset management agreements to invest in debt securities with commercial banks from time to time. Certain asset management agreements have a definite investment period. When the Group has both the positive intent and ability to hold these debt investments to maturity, it classifies them as held-to-maturity and records them at amortized cost. All held-to-maturity investments have remaining maturities of less than one year.

Certain asset management agreements may not have a definite investment period. The Group classifies these investments in debt and equity securities as available-for-sale securities, which are stated at fair market value with unrealized gains and losses recorded in accumulated other comprehensive income. All available-for-sale debt investments have remaining maturities of less than one year. The Group routinely reviews available-for-sale and held-to-maturity investments for other-than-temporary declines in fair value below the cost basis, and when events or changes in circumstances indicate the carrying value of an asset may not be recoverable, the investments are written down to fair value.

As of December 31, 2010 and 2011, all the investments of the Group were classified as held-to-maturity and recorded at amortized costs.

Long-term investments

(f) Long-term investments

Investments in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. Investments in equity affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the consolidated statement of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company, which to date the Company has not. As of December 31, 2011, on the basis of the duration and severity of the decline in the market price of the equity affiliates shares, the Group concluded that there has been a loss in value of the investment that is other-than-temporary and recorded an impairment loss of $38,265,294.

Other investments

Investments in private companies with an ownership interests less than 20% in which the Group does not have significant influence, are accounted for by the cost method of accounting and are recorded at the lower of cost or fair market value.

Equipment, Net

(g) Equipment, Net

Equipment, net is carried at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Gains and losses from the disposal of property and equipment are included in income from operations.

Acquired Intangible Assets, net

(h) Acquired Intangible Assets, net

Acquired intangible assets, which consist of operation and broadcasting rights, lease agreements, customer bases, customer backlogs, trademarks, non-compete agreements, and acquired technology are valued at cost less accumulated amortization. Amortization of acquired intangible assets (except for certain customer bases) is calculated using the straight-line method over their expected useful lives of one to ten years. Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.

Impairment of Long-Lived Assets

(i) Impairment of Long-Lived Assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the future undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of Goodwill

(j) Impairment of Goodwill

The Group tests goodwill for possible impairment on an annual basis as of December 31 of each year and at any other time if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Two-step impairment test is performed. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Revenue Recognition

(k) Revenue Recognition

The Group’s revenues are primarily derived from advertising services.

Revenues from advertising services are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery of the products and/or services has occurred and risks and rewards of ownership have passed to the customer; (iii) the selling price is both fixed and determinable; and (iv) collection of the resulting receivable is reasonably assured.

The Group generates advertising service revenues from the sale of advertising time slots in its various networks, including the LCD display network, the in-store network, the poster frame network, movie theatre network, which represents big screen space leased from movie theatres and on traditional billboard network. The Group determines the services are delivered when the advertisements are broadcasted according to the contracts, which set forth the type of device, the number of devices, location and number of buildings, broadcasting period, length of the advertisement and frequency of the advertisement to be broadcasted. In the majority of advertising arrangements, the Group acts as a principal in the transaction and records advertising revenues on a gross basis. The associated expenses are recorded as cost of revenues. In some instances the Group is considered an agent and recognizes revenue on a net basis. Revenues from advertising services are recognized, net of agency rebates and sales taxes, ratably over the period in which the advertisement is displayed, assuming all other revenue recognition criteria have been met. Sales taxes incurred during the years ended December 31, 2009, 2010 and 2011 were $34,867,970, $49,881,754 and $68,126,870, respectively.

Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered.

Operating Leases

(l) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising Costs

(m) Advertising Costs

The Group expenses advertising costs as incurred. Total advertising expenses were $559,612, $718,877 and $753,650 for the years ended December 31, 2009, 2010, and 2011, respectively, and have been included in general and administrative expenses.

Foreign Currency Translation

(n) Foreign Currency Translation

The functional and reporting currency of Focus Media Holding is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into the US dollar at the rates of exchange in effect at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into US dollar at the applicable rates of exchange prevailing at the transactions date. Transaction gains and losses are recognized in other operating income (expenses), net. The financial records of the Group’s subsidiaries and its VIEs are maintained in its local currency, the Renminbi (“RMB”), which is the functional currency. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income in the statements of equity and comprehensive income (loss).

Income Taxes

(o) Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities determined based on recognition and measurement requirements for tax position and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amount of the assets or liabilities are recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based upon the classification of the related asset or liability in the financial statements or the expected timing of their reversal if they do not relate to a specific asset or liability.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such position, the amount of benefit the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position.

Comprehensive Income (Loss)

(p) Comprehensive Income (Loss)

Comprehensive income (loss) includes net income (loss), foreign currency translation adjustments and unrealized gains (losses) on investments classified as available-for-sale. Comprehensive income is reported in the consolidated statements of changes in equity and comprehensive income (loss).

Purchase Price Allocation

(q) Purchase Price Allocation

Business acquisitions are accounted for using the purchase method of accounting. The Group allocates the total purchase price of an acquisition to the fair values of the tangible and intangible assets acquired and liabilities assumed at the date of acquisition, with the excess purchase price recorded as goodwill. As part of this allocation process, the intangible assets acquired are identified, the values are attributed and the useful lives are estimated. The preliminary purchase price allocation is adjusted, as necessary, after the acquisition closing date through the end of the measurement period of one year or less as when the valuations for the assets acquired and liabilities assumed is finalized.

Purchase price allocations are determined based on a number of factors, including a valuation support provided by third party appraisal firms in some cases. The valuation analysis normally utilizes and considers appropriate valuation methodologies such as the income, market, cost and actual transaction of the Group’s shares approach. Certain assumptions, which include projected cash flows and replacement costs in the valuation analysis are incorporated in the valuation.

In the valuation of intangible assets, including operating lease agreements, customer bases, and contract backlogs, and indication of value is developed through the application of a form of income approach, known as multi-period excess earnings method. The first step to apply the multi-period excess earnings method is to estimate the future debt-free net income attributable to the intangible assets. The resulting debt-free net income is then reduced by an estimated fair rate of return on contributory assets necessary to realize the projected earnings attributable to the intangible assets. These assets include fixed assets, working capital and other intangible assets.

Valuation of the trademarks is based on the relief from royalty method whereby an asset is valued based upon the after-tax cash flow savings accruing to the owner by virtue of the fact that the owner does not have to pay a “fair royalty” to a third party for the use of that asset. Accordingly, a portion of the owner’s earnings, equal to the after-tax royalty that would have been paid for use of the asset can be attributed to that asset. The value of the asset depends on the present worth of future after-tax royalties attributable to the asset to their present worth at market-derived rates of return appropriate for the risks of that particular asset.

The valuation of non-compete agreements is determined based on estimated losses attributable to potential competition, should the non-compete clause not exist.

Fair Value of Financial Instruments

(r) Fair Value of Financial Instruments

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Under this hierarchy, there are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The Group did not have any financial instruments that were required to be measured at fair value on a recurring basis as of December 31, 2010 and 2011. The carrying values of financial instruments, which consist of cash and cash equivalents, short-term investments, accounts receivable, prepaid expenses and other current assets, deposits paid for acquisition of subsidiaries, amount due from and due to related parties, bank loans and accounts payable. Except for long-term bank loan and acquisition purchase price payable, the fair value of financial instruments approximates their carrying value as of December 31, 2010 and 2011 due to their short-term nature. The fair value of long term bank loan and acquisition purchase price payable also approximates its fair value as the interest rate on the debt is close to prevailing market rate as of December 31, 2011 and the assumptions used in assessing the fair value of the acquisition purchase price payable remain unchanged. The Group does not use derivative instruments to manage risks.

Share-based Compensation

(s) Share-based Compensation

The Company’s share-based compensation with employees, such as restricted shares and share options, is measured at the grant date, based on the fair value of the award, and is recognized as expense over the requisite service period. The Company has made an estimate of expected forfeitures and is recognizing compensation cost only for those equity awards expected to vest.

The Group’s total share-based compensation expense for the years ended December 31, 2009, 2010 and 2011 was $66,503,134, $45,591,618 and $61,801,912, respectively.

The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Cost of sales	$1,504,092	$976,822	$879,413
General and administrative	26,037,349	40,272,194	57,119,416
Selling and marketing	12,221,732	4,342,602	3,803,083
Net income (loss) from discontinued operations	26,739,961	—	—

Total	$66,503,134	$45,591,618	$61,801,912

Income (Loss) per Share

(t) Income (Loss) per Share

Basic income (loss) per share is computed by dividing income attributable to Focus Media Holdings Limited shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted income (loss) per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and unvested shares. Common equivalent shares for which the exercise price exceeds the average market price over the period have an anti-dilutive effect on income per share and, accordingly, are excluded from the calculation. Common equivalent shares are also excluded from the calculation in loss periods as their effects would be anti-dilutive.

Non-controlling Interest

(u) Non-controlling Interest

As of December 31, 2010 and 2011, the majority of the Group’s noncontrolling interest is attributable to the LCD display segment.

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) attributable to Focus Media	$(213,257,044)	$184,273,477	$162,677,038

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	1,391,800	3,817,579	33,783

Net transfers (to) from non-controlling interest	1,391,800	3,817,579	33,783

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(211,865,244)	$188,091,056	$162,710,821

Government grants

(v) Government grants

Unrestricted government subsidies from local governmental agencies, which allow the Group full discretion in utilizing the funds, were $14,024,545, $15,797,209 and $19,937,901 for the years ended December 31, 2009, 2010 and 2011, respectively, of which, $11,122,063, $14,706,120 and $19,937,901 was recorded as other operating income in the consolidated statements of operations and $2,902,482, $1,091,089 and nil was related to discontinued operations.

Related parties

(w) Related parties

Affiliates of the enterprise; entities for which investments are accounted for by the equity method by the enterprise; trusts for the benefit of employees, such as pension and profit-sharing trusts that are managed by or under the trusteeship of management; principal owners of the enterprise; its management; members of the immediate families of principal owners of the enterprise and its management; and other parties with which the enterprise may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. Another party also is a related party if it can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests.

Recently Issued Accounting Standards

(x) Recently Issued Accounting Standards

In May 2011, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended the FASB Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures to converge the fair value measurement guidance in US GAAP and International Financial Reporting Standards (“IFRSs”). Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change particular principles in ASC 820. In addition, ASU 2011-04 requires additional fair value disclosures. ASU 2011-04 is effective for fiscal years beginning after December 15, 2011 and should be applied prospectively. The Group does not expect that ASU 2011-04 will have a significant impact on its consolidated results of operations or financial position.

In June 2011, the FASB issued ASU No. 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity and requires an entity to present items of net income, other comprehensive income and total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In December 2011, the FASB issued ASU 2011-12, Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 (“ASU 2011-12”). ASU 2011-12 defers the effective date of the changes in ASI 2011-05 that relate to the presentation of reclassification adjustments for each component of other comprehensive income in both net income and other comprehensive income. The amendments in the ASU’s do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. ASU 2011-05 and ASU 2011-12 are both effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and must be applied retrospectively. The Group will be required to adopt ASU 2011-05 and ASU 2011-12 no later than the quarter beginning January 1, 2012. As the ASUs require additional presentation only, there will be no impact to the Group’s consolidated results of operations or financial position.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles-Goodwill and Other (Topic 350): Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 gives an entity the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. Previous guidance required an entity to test goodwill for impairment by first comparing the fair value of a reporting unit with its carrying amount. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Group will be required to adopt ASU 2011-08 as of January 1, 2012 and does not expect that ASU 2011-08 will have a significant impact on its consolidated results of operations or financial position.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Useful Lives

Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Media display equipment	5 years
Computers and office equipment	5 years
Vehicles	5 years
Leasehold improvements	lesser of the term of the lease or the estimated useful lives of the assets

Share-based Compensation Recognized in Consolidated Statements of Operations

The following table summarizes the share-based compensation recognized in the consolidated statements of operations:

	For the years ended December 31,
	2009	2010	2011
Cost of sales	$1,504,092	$976,822	$879,413
General and administrative	26,037,349	40,272,194	57,119,416
Selling and marketing	12,221,732	4,342,602	3,803,083
Net income (loss) from discontinued operations	26,739,961	—	—

Total	$66,503,134	$45,591,618	$61,801,912

Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media

The following schedule shows the effects of changes in Focus Media’s ownership interest in its subsidiaries on equity attributable to Focus Media:

	For the years ended December 31,
	2009	2010	2011
Net income (loss) attributable to Focus Media	$(213,257,044)	$184,273,477	$162,677,038

Transfers (to) from the non-controlling interest:
Increase in Focus Media’s additional paid-in capital due to partial disposal of subsidiaries	1,391,800	3,817,579	33,783

Net transfers (to) from non-controlling interest	1,391,800	3,817,579	33,783

Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$(211,865,244)	$188,091,056	$162,710,821

Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2011
Financial Information of VIEs

Summary financial information of the VIEs included in the accompanying consolidated financial statements is as follows:

	As at December 31,
	2010	2011
Cash and cash equivalents	$10,835,318	$31,489,211
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	9,127,339	4,465,802
Rental deposits	10,412,099	7,890,513
Other current assets	2,363,218	1,607,836

Total current assets	$32,737,974	$45,453,362
Rental deposits	1,466,145	2,799,863
Equipment, net	2,158,832	5,874,342
Acquired intangible assets, net	3,523,586	2,366,486
Goodwill	397,840,137	404,623,715
Other long-term assets	1,079,410	630,394

Total long-term assets	$406,068,110	$416,294,800
Total assets	$438,806,084	$461,748,162

Accounts payable	4,340,424	4,321,376
Accrued expenses and other current liabilities	10,635,394	16,878,170
Income taxes payable	2,914,969	3,051,811
Deferred tax liabilities	1,820,531	1,753,744

Total current liabilities	19,711,318	26,005,101
Total long-term liabilities	$710,252	$791,750

Total liabilities	$20,421,570	$26,796,851

	For the year ended December 31,
	2009	2010	2011
Net revenues	$12,837,242	$21,491,910	$11,550,022
Gross loss	(11,114,534)	(19,019,078)	(22,512,385)
Net loss	$(30,533,871)	$(35,930,035)	$(41,077,487)

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquired Assets and Liabilities Recorded at Fair Market Value

The acquisition was recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities were recorded at their fair market value at the date of acquisition as follows:

	Value	Amortization period
Net assets acquired	$466,809
Intangible assets
Lease agreement	17,484,332	7-9 years
Customer base	6,170,136	5-10 years
Trademark	855,131	N/A
Non-compete agreement	253,628	3 years
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)

Total	$19,881,929

Disposition (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Information of Allyes

Summary balance sheet information of Allyes as of the disposal date is as follows:

Cash and cash equivalents	$40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436	59,394,176
Other current assets	8,942,748

Total current assets	109,002,055

Acquired intangible assets, net	12,003,843
Goodwill	4,272,498
Other long-term assets	2,903,049

Total long-term assets	19,179,390

Total assets	128,181,445

Accounts payable	49,745,765
Accrued expenses and other current liabilities	14,283,603
Income taxes payable	4,105,786

Total current liabilities	68,135,154
Total long-term liabilities	1,704,794
Total liabilities	69,839,948

Noncontrolling interest	15,992,898
Accumulated other comprehensive income	4,729,725

Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net of Allowance for Doubtful Accounts

Accounts receivable, net of allowance for doubtful accounts of $21,088,503 and $31,068,977 for the years ended December 31, 2010 and 2011, respectively, consists of following:

	December 31,
	2010	2011
Billed receivable	$83,892,036	$156,633,471
Unbilled receivable	73,436,707	92,572,783

Total	$157,328,743	$249,206,254

Analysis of Allowance for Doubtful Accounts

An analysis of allowance for doubtful accounts for the years ended December 31, 2010 and 2011 is as follows:

	2010	2011
Balance at beginning of year	$33,596,096	$21,088,503
Bad debt expenses	454,624	16,013,208
Recoveries and (write-offs), net	(10,393,667)	(7,254,193)
Disposition of subsidiaries	(3,312,436)	—
Effect of exchange rate changes	743,886	1,221,459

Balance at end of year	$21,088,503	$31,068,977

Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Equipment, Net

Equipment, net consists of the following:

	December 31,
	2010	2011
Media display equipment	$191,447,959	$232,824,888
Computers and office equipment	10,315,385	13,163,322
Leasehold improvements	2,025,582	2,745,253
Vehicles	1,245,472	2,437,679

Total	205,034,398	251,171,142
Less: accumulated depreciation and amortization	(136,147,602)	(172,129,022)

Total	$68,886,796	$79,042,120

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Acquired Intangible Assets, Net

As of December 31, 2010 and 2011, acquired intangible assets, net were comprised of the following:

	December 31,
	2010	2011
Cost:
Operation & broadcasting rights	$11,460,583	$12,045,898
Lease agreements	54,460,034	75,849,900
Customer base	24,013,585	31,524,825
Trademark	1,145,303	2,076,687
Others	4,559,702	5,051,269

Total	95,639,207	126,548,579

Accumulated amortization:
Operation & broadcasting rights	(6,166,809)	(9,518,838)
Lease agreements	(43,298,789)	(54,117,372)
Customer base	(16,338,269)	(21,858,528)
Trademark	(1,145,303)	(1,203,796)
Others	(4,527,994)	(4,824,610)

Total	(71,477,164)	(91,523,144)

Intangible assets, net	$24,162,043	$35,025,435

Amortization Expense

The Group recorded amortization expense as follows:

	For the years ended December 31,
	2009	2010	2011
Cost of revenues	$14,282,389	$12,734,069	$11,359,056
Selling and marketing	4,664,850	4,106,231	4,638,646
Gain or (loss) from discontinued operations	8,331,505	765,859	—

Total	$27,278,744	$17,606,159	$15,997,702

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Changes in Carrying Amount of Goodwill by Segment

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Internet advertising	Traditional outdoor billboards	Total
Balance as of January 1, 2010	$406,096,193	$—	$4,272,498	$—	$410,368,691
Goodwill acquired during the year	—	3,958,444	—	—	3,958,444
Goodwill recorded as a result of contingent consideration resolved	5,038,676	15,551,019	—	—	20,589,695
Goodwill impairment	—	(5,736,134)	—	—	(5,736,134)
Disposal of subsidiaries	—	—	(4,272,498)	—	(4,272,498)
Translation adjustments	399,355	27,079	—	—	426,434

Balance as of December 31, 2010	411,534,224	13,800,408	—	—	425,334,632
Goodwill acquired during the year	6,044,821	2,175,992	—	19,731,162	27,951,975
Goodwill recorded as a result of contingent consideration resolved	1,270,599	3,211,257	—	—	4,481,856
Translation adjustments	699,894	258,614		385,705	1,344,213

Balance as of December 31, 2011	$419,549,538	$19,446,271	$—	$20,116,867	$459,112,676

Gross Amount and Accumulated Impairment Losses by Segment

The gross amount and accumulated impairment losses by segment as of December 31, 2010 and 2011 are as follows:

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$411,596,247	422,196,951	$24,836,040	$858,629,238
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2010	$411,534,224	$13,800,408	$—	$425,334,632

	LCD display network	Poster frame network	Traditional outdoor billboards	Total
Goodwill, gross	$419,611,561	427,842,814	$44,952,907	$892,407,282
Accumulated impairment losses	(62,023)	(408,396,543)	(24,836,040)	(433,294,606)

Balance as of December 31, 2011	$419,549,538	$19,446,271	$20,116,867	$459,112,676

Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amount of Investment

As of December 31, 2011, the carrying amount of the investment in Vision China consisted of:

December 31, 2011
Underlying equity in net assets	$16,559,187
Acquired intangible assets, net	38,614,111
Goodwill	2,102,814

57,276,112
Impairment loss	(38,265,294)

Total carrying amount	$19,010,818

Quoted market price	$1.24
Aggregate market value	$19,010,818

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2011
Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2010	2011
Accrued promotion and marketing expenses and agency rebate payable	$45,623,926	$66,325,090
Other accrued expenses	4,152,385	5,027,684
Other taxes payable	25,587,764	33,859,333
Advance from customers	26,292,405	31,442,821
Accrued employee payroll and welfare	5,492,293	9,359,197
Payables related to acquisitions	4,920,493	6,478,092
Withholding individual PRC income tax	1,155,464	1,155,464
Accrual for litigations (see Note 20)	—	2,000,000
Payables related to share repurchase	2,996,074	5,962,521
Amount due to noncontrolling interest shareholders	—	5,475,408
Others	5,542,718	6,667,916

Total	$121,763,522	$173,753,526

Bank Loans (Tables)	12 Months Ended
Dec. 31, 2011
Bank Loan

	Notes	December 31, 2011
Short -term revolving loan	a)	$100,000,000
Long -term revolving loan	b)	71,000,000

Total		$171,000,000

Additional available long -term loan facilities	b)	$29,000,000

a)	The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC (“Bank A”), and is secured by a stand-by letter of credit issued by PRC based financial institution (“Bank B”). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 was approximately 2.4%. The short-term loan is payable in November 2012.
b)	The long -term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group’s balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the year ended December 31, 2011 was about 2.4%. The principal of the loan is payable in two installments of $17,750,000 and $53,250,000, which are due in December 2013 and December 2014, respectively.

Other operating (income) expenses, net (Tables)	12 Months Ended
Dec. 31, 2011
Other Operating (Income) Expenses, Net

Other operating (income) expenses, net consists the following:

	For the years ended December 31,
	2009	2010	2011
Loss on disposal of subsidiaries	$7,411,454	$1,544,922	$—
Government subsidy income	(11,122,063)	(14,706,120)	(19,937,901)
Loss on disposal of equipment	—	248,785	1,910,363
Impairment of other long lived assets	14,714,157	—	—
Penalty for termination of contract	1,872,155	—	—
Other income	(5,199,764)	(1,771,691)	(2,194,020)
Other expenses	5,435,104	540,159	4,083,863

Total	$13,111,043	$(14,143,945)	$(16,137,695)

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share Option Activities

A summary of the share option activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted average exercise price	Remaining weighted average contract term (in years)	Aggregate intrinsic value
Options outstanding at January 1, 2011	11,962,045	$4.33
Forfeited	(53,775)	$5.72
Exercised	(751,510)	$6.17

Options outstanding at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

Options exercisable at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607
Options vested or expected to vest at December 31, 2011	11,156,760	$4.39	4.33	$6,432,607

Restricted Share Activities

A summary of the restricted share activities for the year ended December 31, 2011 is as follows:

	Weighted Number of shares	Weighted Average Grant-Date Fair value
Restricted shares unvested at January 1, 2011	38,957,925	$3.00
Granted	17,711,500	$3.54
Vested	(18,348,550)	$2.78
Forfeited	(151,630)	$2.95

Restricted shares unvested at December 31, 2011	38,169,245	$3.36

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Unrecognized Tax Benefits

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

Balance at January 1, 2009	$5,279,674
Settlements	(592,525)
Disposition of subsidiaries	(342,250)
Translation adjustment	167,054

Balance at December 31, 2009	$4,511,953
Translation adjustment	140,005

Balance at December 31, 2010	$4,651,958
Translation adjustment	237,584

Balance at December 31, 2011	$4,889,542

Current and Deferred Portion of Income Tax Expense (Benefit)

The current and deferred portion of income tax expense included in the consolidated statements of operations is as follows:

	For the years ended December 31,
	2009	2010	2011
Current income tax expense	$8,390,910	$21,970,299	$46,332,564
Deferred income tax expense	5,389,155	365,280	8,428,830

	$13,780,065	$22,335,579	$54,761,394

Reconciliation of Statutory Tax Rate and Effective Tax Rate

A reconciliation of the differences between statutory tax rate and the effective tax rate is as follows:

	For the years ended December 31,
	2009	2010	2011
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	(16.73)%	10.90%	7.59%
Effect of different tax rate applicable to the subsidiaries and VIEs	4.49%	(4.75)%	(4.61)%
Effect of tax holiday	3.46%	(13.22)%	(12.11)%
Effect of non-deductible expenses	(36.07)%	11.04%	2.34%
Change in valuation allowance	2.82%	(11.18)%	0.58%
Effect of withholding income tax on dividends proposed to be received from PRC subsidiaries	—	—	2.34%
Others	0.70%	—	—

Effective tax rate	(16.33)%	17.79%	21.13%

Effects of Tax Holidays Granted to Entities

The following table sets forth the effects of the tax holidays granted to the entities of the Group for the periods presented:

	December 31,
	2009	2010	2011
Tax holiday effect	$3,142,974	$16,593,568	$30,742,016
Net income from continuing operations per share effect — basic	$0.01	$0.02	$0.05
Net income from continuing operations per share effect — diluted	$0.01	$0.02	$0.04

Principal Components of Deferred Income Tax Assets and Liabilities

The principal components of the Group’s deferred income tax assets and liabilities are as follows:

	December 31,
	2010	2011
Deferred tax assets:
Net operating loss carry forwards	$4,677,149	$4,813,056
Accrued expenses temporarily non-deductible	14,078,803	18,889,739
Bad debt provision	3,297,574	7,324,158
Difference in fixed assets basis	8,379,571	5,620,343
Others	4,915,559	3,859,498

Total Deferred Tax Assets	35,348,656	40,506,794
Valuation allowance on deferred tax assets	(5,183,171)	(5,091,664)

Net deferred tax assets	$30,165,485	$35,415,130

Classified as:
Current deferred tax assets	22,979,021	29,914,442
Non-current deferred tax assets	7,186,464	5,500,688

Deferred tax liabilities:
Difference in intangible asset basis	1,361,645	6,702,694
Unbilled revenue	20,651,695	24,252,501
Interest or subsidy income receivables	8,666,757	15,727,129
Others	2,945,307	6,966,720

Total deferred tax liabilities	$33,625,404	$53,649,044

Classified as:
Current deferred tax liabilities	23,627,893	33,550,044
Non-current deferred tax liabilities	9,997,511	20,099,000

Net Income (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2011
Computation of Basic and Diluted Income Per Share

The following table sets forth the computation of basic and diluted income per share for the years indicated:

	Years ended December 31,
	2009	2010	2011
Income (numerator):
Net income (loss) from continuing operations	$(98,120,236)	$103,186,528	$162,677,038
Net income (loss) from discontinued operations	(111,612,420)	83,077,575	—

Income attributable to Focus Media Holding Limited Shareholders	$(213,257,044)	$184,273,477	$162,677,038

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	651,654,345	707,846,570	671,401,000
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	—	23,811,695	22,570,258

Weighted average ordinary shares outstanding used in computing diluted income per share	651,654,345	731,658,265	693,971,258

Income (loss) per share from continuing operations — basic	$(0.15)	$0.15	$0.24

Income (loss) per share from continuing operations — diluted	$(0.15)	$0.14	$0.23

Income (loss) per share from discontinued operations — basic	$(0.17)	$0.12	$—

Income (loss) per share from discontinued operations — diluted	$(0.17)	$0.11	$—

Net income per share — basic	$(0.33)	$0.26	$0.24

Net income per share — diluted	$(0.33)	$0.25	$0.23

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Future Minimum Lease Payments Under Non-cancelable Operating Lease

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2012	$133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826

Total	$255,553,199

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Selected Financial Information Relating to Group's Segments

The following table presents selected financial information relating to the Group’s segments:

2011:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$444,364,783	$56,374,245	$185,448,868	$50,835,068	$55,597,213	$—	$792,620,177
Net revenue — intersegment	6,414,251	1,641,886	46,523,931	2,520,355	2,876,701	(59,977,124)	—

Total net revenues	450,779,034	58,016,131	231,972,799	53,355,423	58,473,914	(59,977,124)	792,620,177
Total cost of revenue	139,221,013	20,582,255	113,126,927	26,010,980	50,680,215	(59,977,124)	289,644,266

Gross profit	$311,558,021	$37,433,876	$118,845,872	$27,344,443	$7,793,699	$—	$502,975,911

2010:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$297,641,916	$37,777,154	$121,893,079	$18,094,945	$40,907,603	$—	$516,314,697
Net revenue — intersegment	6,521,946	2,583,932	9,534,713	1,923,070	2,667,324	(23,230,985)	—

Total net revenues	304,163,862	40,361,086	131,427,792	20,018,015	43,574,927	(23,230,985)	516,314,697
Total cost of revenue	83,244,151	23,432,008	88,328,571	13,882,121	36,034,168	(23,230,985)	221,690,034

Gross profit	$220,919,711	$16,929,078	$43,099,221	$6,135,894	$7,540,759	$—	$294,624,663

2009:

	LCD display network	In-store network	Poster frame network	Movie theater network	Traditional outdoor billboards	Eliminations	Total
Net revenue — external	$208,799,072	$30,346,185	$98,962,486	$9,435,983	$49,620,796	$—	$397,164,522
Net revenue — intersegment	26,383,298	3,523,819	994,136	—	1,056,743	(31,957,996)	—

Total net revenues	235,182,370	33,870,004	99,956,622	9,435,983	50,677,539	(31,957,996)	397,164,522
Total cost of revenue	99,191,242	24,169,858	102,728,558	7,063,102	39,878,439	(31,957,996)	241,073,203

Gross profit / (loss)	$135,991,128	$9,700,146	$(2,771,936)	$2,372,881	$10,799,100	$—	$156,091,319

Revenues from Major Service Lines

The Group derives revenues from the following major service lines:

	For the years ended December 31
	2009		2010		2011
	$	% of total revenue	$	% of total revenue	$	% of total revenue
	(in thousand of U.S. dollars, except percentages)
Net revenue:
LCD display network	$208,799,072	52.6%	$297,641,916	57.7%	$444,364,783	56.1%
In-store network	30,346,185	7.6%	37,777,154	7.3%	56,374,245	7.1%
Poster frame network	98,962,486	24.9%	121,893,079	23.6%	185,448,868	23.4%
Movie theater network	9,435,983	2.4%	18,094,945	3.5%	50,835,068	6.4%
Traditional outdoor billboards	49,620,796	12.5%	40,907,603	7.9%	55,597,213	7.0%

Total net revenue	$397,164,522	100.0%	$516,314,697	100.0%	$792,620,177	100%

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Advertising Service Revenue from Related Parties

Details of advertising service revenue from related parties for the years ended December 31, 2009, 2010 and 2011 for the Group is as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
CTV Golden Bridge International Media Co., Ltd.	Daqing Qi	$277,749	$—	$—
Sina.com	Charles Cao	548,988	1,034,741	1,466,979
Sohu.com	Daqing Qi	438,536	738,947	—
China Vanke Co., Ltd.	Daqing Qi	459,376	465,998	909,109
Home-Inn	Neil Nanpeng Shen	89,076	—	—
Ctrip.com	Neil Nanpeng Shen	486,263	79,601	—
51.com	Neil Nanpeng Shen	—	22,993	—
Qihoo.com	Neil Nanpeng Shen	38,008	17,461	—
Giant Interactive Group Inc.	Jason Nanchun Jiang	368,242	385,720	13,911
StormNet Information Technology	David Zhang	—	2,569	—
Tea Care Group Ltd.	Fumin Zhuo	292,606	697,071	5,461
Fosun International Limited	Major Shareholder	—	—	4,613,446
Focus Technology Co., Ltd.	Fumin Zhuo	43,200	—	—
Joyyoung, Inc.	Ying Wu	—	—	13,313
Shen Yin Wan Guo Securities Co., Ltd.	Fumin Zhuo	—	—	5,661
Redbaby.com	Jason Nanchun Jiang	—	—	4,465,478
Tuan800.com	Jason Nanchun Jiang	—	—	468,410
Juewei Foods, Inc.	Jason Nanchun Jiang	—	—	544,106
Bona Film Group Ltd.	Daqing Qi	—	—	2,089,420

Total		$3,042,044	$3,445,101	$14,595,294

Advertising Space Leasing Costs Charged, Net of Rebates

Details of advertising space leasing costs charged, net of rebates, to the Group by related parties for the years ended December 31, 2009, 2010 and 2011 were as follows:

		Year ended December 31,
Name of related parties	Director interested	2009	2010	2011
Sina.com	Charles Cao	$28,635,023	$11,655,724	$—
Sohu.com	Daqing Qi	17,208,874	8,047,723	—
Bona Film Group Ltd.	Daqing Qi	—	359,287	2,996,195
Ctrip.com	Neil Nanpeng Shen	146,356	130,251	—
51.com	Neil Nanpeng Shen	195,376	7,968	—
Qihoo.com	Neil Nanpeng Shen	109,564	—	—
StormNet Information Technology	David Zhang	21,928	27,266	—

Total		$46,317,121	$20,228,219	$2,996,195

Amounts Due from Related Parties

Details of amounts due from related parties representing advertising services provided or advances paid for advertising space leased as of December 31, 2010 and 2011 are as follows:

		December 31
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	89,897	—
Bona Film Group Ltd.	Daqing Qi	21,139	305,928
Tea Care Group Ltd.	Fumin Zhuo	345,297	61,803
China Vanke Co., Ltd.	Daqing Qi	13,041	160,013
Redbaby.com	Jason Nanchun Jiang	—	1,021,150
Juewei Foods, Inc.	Jason Nanchun Jiang	—	108,985
Fosun International Limited	Major Shareholder	—	166,557

Total		$469,374	$1,824,436

Amounts Due to Related Parties

Details of amounts due to related parties representing trade payables for advertising services purchased or advances received for advertising services sold as of December 31, 2009 and 2010 are as follows:

		December 31,
Name of related parties	Director interested	2010	2011
Sina.com	Charles Cao	$1,811,950	$—
China Vanke Co., Ltd.	Daqing Qi	28,689	25,617
Arcom	David Zhang	7,550	—
Fosun International Limited	Major Shareholder	—	1,313,482
Bona Film Group Ltd.	Daqing Qi	—	755,712
Redbaby.com	Jason Nanchun Jiang	—	55,659
Juewei Foods, Inc.	Jason Nanchun Jiang	—	45,434

Total		$1,848,189	$2,195,904

Organization and principal activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Jan. 31, 2010 Allyes	Jul. 30, 2010 Silver Lake
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups [Line Items]
Percentage of ownership interest sold	38.00%	62.00%
Proceed from sale of ownership interest	$ 13.3	$ 124
Fair value of equity interest disposed	$ 35

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Impairment loss	$ 38,265,294
Methods of amortization of acquired intangible assets	Amortization of certain customer bases are calculated using an accelerated method over the expected useful lives of the underlying customers.
Sales tax	68,126,870	49,881,754	34,867,970
Advertising expenses	753,650	718,877	559,612
When such positions are more likely than not of being sustained upon examination	50.00%
Share-based compensation	61,801,912	45,591,618	66,503,134
Unrestricted government subsidies	19,937,901	15,797,209	14,024,545
Unrestricted government subsidies that recognized in other operating income	19,937,901	14,706,120	11,122,063
Unrestricted government subsidies that recognized in net income/(loss) from discontinued operations, net of tax		$ 1,091,089	$ 2,902,482
Minimum
Significant Accounting Policies [Line Items]
Expected useful lives of intangible assets	1 year
Maximum
Significant Accounting Policies [Line Items]
Cash equivalents original maturity period	3 months
Ownership interest accounted for by cost method of accounting and recorded at fair value	20.00%
Expected useful lives of intangible assets	10 years
Held-to-maturity Securities | Maximum
Significant Accounting Policies [Line Items]
Short term investments maturity period	1 year

Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2011
Media Display Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Computer and Office Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	5 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life average	lesser of the term of the lease or the estimated useful lives of the assets

Share-based Compensation Recognized in Consolidated Statements of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	$ 61,801,912	$ 45,591,618	$ 66,503,134
Cost of Sales
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	879,413	976,822	1,504,092
General and Administrative Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	57,119,416	40,272,194	26,037,349
Selling and Marketing Expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation	3,803,083	4,342,602	12,221,732
Net income (loss) from discontinued operations
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Share based compensation			$ 26,739,961

Effects of Changes in Focus Media's Ownership Interest in Subsidiaries on Equity Attributable to Focus Media (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Net income (loss) attributable to Focus Media	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Increase in Focus Media's additional paid-in capital due to partial disposal of subsidiaries	33,783	3,817,579	1,391,800
Net transfers (to) from non-controlling interest	33,783	3,817,579	1,391,800
Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$ 162,710,821	$ 188,091,056	$ (211,865,244)

Variable Interest Entities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Variable Interest Entity [Line Items]
Loans provided to equity owners of the VIEs, term	10-year or 15-year
Voting Agreements
Variable Interest Entity [Line Items]
Voting agreement period	20 years
Variable Interest Entities
Variable Interest Entity [Line Items]
Percentage of revenues attributable to VIEs	1.50%	4.20%	3.20%

Financial Information of VIEs (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 331,218,497	$ 454,475,593	$ 568,159,372	$ 142,434,073
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	249,206,254	157,328,743
Rental deposits	60,913,252	46,613,780
Total current assets	1,032,882,973	852,361,174
Rental deposits	4,046,749	5,681,865
Equipment, net	79,042,120	68,886,796
Acquired intangible assets, net	35,025,435	24,162,043
Goodwill	459,112,676	425,334,632	410,368,691
Other long-term assets	11,119,725	7,733,029
Total assets	1,741,437,151	1,384,159,539
Accounts payable	19,448,258	16,589,293
Accrued expenses and other current liabilities	173,753,526	121,763,522
Income taxes payable	35,462,590	8,890,191
Deferred tax liabilities	33,550,044	23,627,893
Total current liabilities	364,410,322	172,719,088
Total liabilities	468,615,382	182,716,599
Net revenues	792,620,177	516,314,697	397,164,522
Gross profit (loss)	502,975,911	294,624,663	156,091,319
Net loss	162,677,038	184,273,477	(213,257,044)
Variable Interest Entity, Primary Beneficiary
Cash and cash equivalents	31,489,211	10,835,318
Accounts receivable, net of allowance for doubtful accounts of $1,044,492 and $1,189,024 in 2010 and 2011, respectively	4,465,802	9,127,339
Rental deposits	7,890,513	10,412,099
Other current assets	1,607,836	2,363,218
Total current assets	45,453,362	32,737,974
Rental deposits	2,799,863	1,466,145
Equipment, net	5,874,342	2,158,832
Acquired intangible assets, net	2,366,486	3,523,586
Goodwill	404,623,715	397,840,137
Other long-term assets	630,394	1,079,410
Total long-term assets	416,294,800	406,068,110
Total assets	461,748,162	438,806,084
Accounts payable	4,321,376	4,340,424
Accrued expenses and other current liabilities	16,878,170	10,635,394
Income taxes payable	3,051,811	2,914,969
Deferred tax liabilities	1,753,744	1,820,531
Total current liabilities	26,005,101	19,711,318
Total long-term liabilities	791,750	710,252
Total liabilities	26,796,851	20,421,570
Net revenues	11,550,022	21,491,910	12,837,242
Gross profit (loss)	(22,512,385)	(19,019,078)	(11,114,534)
Net loss	$ (41,077,487)	$ (35,930,035)	$ (30,533,871)

Financial Information of VIEs (Parenthetical) (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable, allowance for doubtful accounts	$ 31,068,977	$ 21,088,503	$ 33,596,096
Variable Interest Entity, Primary Beneficiary
Accounts receivable, allowance for doubtful accounts	$ 1,189,024	$ 1,044,492

Acquisitions - Additional Information (Detail) (USD $)	Dec. 31, 2009	Dec. 31, 2011 Poster-frame advertising business Entity	Dec. 31, 2010 Poster-frame advertising business Entity	Dec. 31, 2011 Traditional Outdoor Billboards Advertising Business Entity	Dec. 31, 2011 LCD Business Entity
Business Acquisition [Line Items]
Cash consideration	$ 92,411,545	$ 2,412,618	$ 5,347,562	$ 4,366,267	$ 1,893,888
Goodwill	81,847,808
Number or acquired entities		3	5	4	4
Acquired intangible assets		527,342	1,192,206		241,742
Goodwill		2,175,992	3,958,444		6,044,821
Estimated consideration				19,881,929
Cash consideration unpaid				15,515,662
Purchase price payable - current				2,409,602
Purchase price payable, non-current				$ 13,106,060

Acquired Assets and Liabilities Recorded at Fair Market Value (Detail) (Group Twelve, USD $)	12 Months Ended
Dec. 31, 2011
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Net assets acquired	466,809
Trademark	855,131
Goodwill	19,731,162
Less: Noncontrolling interest	(19,102,245)
Deferred tax liabilities associated with acquired intangible assets	(5,977,024)
Total	19,881,929
Lease Agreements
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	17,484,332
Lease Agreements | Minimum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	7 years
Lease Agreements | Maximum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	9 years
Customer base
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	6,170,136
Customer base | Minimum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	5 years
Customer base | Maximum
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Amortization period	10 years
Noncompete Agreements
Acquired Finite Lived and Indefinite Lived Intangible Assets [Line Items]
Intangible assets	253,628
Amortization period	3 years

Disposition - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009 Entity	Dec. 31, 2009 Internet Advertising Segment Entity	Jul. 30, 2010 Allyes	Jan. 31, 2010 Allyes	Dec. 31, 2010 Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number or disposed entities		5	6
Discontinued operation, net revenue			$ 127,611,538			$ 80,599,956
Discontinued operation, gain(loss) on disposal, before tax			45,384,077
Discontinued operation, gain(loss) on disposal, after tax	(1,544,922)	(7,411,454)	(44,054,471)
Percentage of ownership interest sold				62.00%	38.00%
Proceed from sale of ownership interest				124,000,000	13,300,000
Discontinued operation, pretax Profit (losses)						5,150,739
Discontinued operation, gain(loss) on disposal						78,999,821
Transaction cost related to disposal						$ 2,763,041

Balance Sheet Information of Allyes (Detail) (USD $)	Dec. 31, 2009	Dec. 31, 2011 Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 280,481,431	$ 40,665,131
Accounts receivable, net of allowance for doubtful accounts of $3,312,436		59,394,176
Other current assets		8,942,748
Total current assets		109,002,055
Acquired intangible assets, net		12,003,843
Goodwill		4,272,498
Other long-term assets		2,903,049
Total long-term assets		19,179,390
Total assets		128,181,445
Accounts payable		49,745,765
Accrued expenses and other current liabilities		14,283,603
Income taxes payable		4,105,786
Total current liabilities		68,135,154
Total long-term liabilities		1,704,794
Total liabilities		69,839,948
Noncontrolling interest		15,992,898
Accumulated other comprehensive income		$ 4,729,725

Balance Sheet Information of Allyes (Parenthetical) (Detail) (Allyes, USD $)	Dec. 31, 2011
Allyes
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, allowance for doubtful accounts	$ 3,312,436

Accounts Receivable, Net - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 31,068,977	$ 21,088,503	$ 33,596,096

Accounts Receivable, Net of Allowance for Doubtful Accounts (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Billed receivable	$ 156,633,471	$ 83,892,036
Unbilled receivable	92,572,783	73,436,707
Total	$ 249,206,254	$ 157,328,743

Analysis of Allowance for Doubtful Accounts (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	$ 21,088,503	$ 33,596,096
Bad debt expenses	16,013,208	454,624
Recoveries and (write-offs), net	(7,254,193)	(10,393,667)
Disposition of subsidiaries		(3,312,436)
Effect of exchange rate changes	1,221,459	743,886
Balance at end of year	$ 31,068,977	$ 21,088,503

Equipment, Net (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 251,171,142	$ 205,034,398
Less: accumulated depreciation and amortization	(172,129,022)	(136,147,602)
Total	79,042,120	68,886,796
Media Display Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	232,824,888	191,447,959
Computer Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	13,163,322	10,315,385
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,745,253	2,025,582
Vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,437,679	$ 1,245,472

Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 28,787,221	$ 28,270,063	$ 35,004,686
Depreciation expense, discontinued operations		355,004	724,515
Impairment loss		5,736,134	63,646,227
Equipment
Property, Plant and Equipment [Line Items]
Impairment loss	$ 0	$ 0	$ 40,318,817

Acquired Intangible Assets, Net (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 126,548,579	$ 95,639,207
Accumulated amortization	(91,523,144)	(71,477,164)
Intangible assets, net	35,025,435	24,162,043
Operating and Broadcast Rights
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	12,045,898	11,460,583
Accumulated amortization	(9,518,838)	(6,166,809)
Lease Agreements
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	75,849,900	54,460,034
Accumulated amortization	(54,117,372)	(43,298,789)
Customer base
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	31,524,825	24,013,585
Accumulated amortization	(21,858,528)	(16,338,269)
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	2,076,687	1,145,303
Accumulated amortization	(1,203,796)	(1,145,303)
Other Intangible Assets
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	5,051,269	4,559,702
Accumulated amortization	$ (4,824,610)	$ (4,527,994)

Amortization Expense (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	$ 15,997,702	$ 17,606,159	$ 27,278,744
Cost of Sales
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	11,359,056	12,734,069	14,282,389
Selling and Marketing Expense
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense	4,638,646	4,106,231	4,664,850
Income Loss From Discontinued Operations Net Of Tax
Schedule of Actual and Estimated Amortization Expense [Line Items]
Amortization expense		$ 765,859	$ 8,331,505

Acquired Intangible Assets, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss		$ 5,736,134	$ 63,646,227
Impairment loss for acquired intangible assets	0	0	25,437,087
Future Amortization Expense, 2012	10,902,778
Future Amortization Expense, 2013	5,481,036
Future Amortization Expense, 2014	3,985,039
Future Amortization Expense, 2015	3,896,574
Future Amortization Expense, 2016	3,082,812
LCD display network
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss			3,168,472
Internet Advertising
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss			22,268,615
Net income (loss) from discontinued operations
Acquired Finite-Lived Intangible Assets [Line Items]
Impairment loss for acquired intangible assets			$ 21,459,807

Changes in Carrying Amount of Goodwill by Segment (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Beginning Balance	$ 425,334,632	$ 410,368,691
Goodwill acquired during the year	27,951,975	3,958,444
Goodwill recorded as a result of contingent consideration resolved	4,481,856	20,589,695
Goodwill impairment		(5,736,134)	(87,608,201)
Disposal of subsidiaries		(4,272,498)
Translation adjustments	1,344,213	426,434
Ending Balance	459,112,676	425,334,632	410,368,691
LCD display network
Goodwill [Line Items]
Beginning Balance	411,534,224	406,096,193
Goodwill acquired during the year	6,044,821
Goodwill recorded as a result of contingent consideration resolved	1,270,599	5,038,676
Goodwill impairment	0	0
Translation adjustments	699,894	399,355
Ending Balance	419,549,538	411,534,224
Poster frame network
Goodwill [Line Items]
Beginning Balance	13,800,408
Goodwill acquired during the year	2,175,992	3,958,444
Goodwill recorded as a result of contingent consideration resolved	3,211,257	15,551,019
Goodwill impairment	0	(5,736,134)
Translation adjustments	258,614	27,079
Ending Balance	19,446,271	13,800,408
Internet Advertising
Goodwill [Line Items]
Beginning Balance		4,272,498
Disposal of subsidiaries		(4,272,498)
Traditional outdoor billboards
Goodwill [Line Items]
Goodwill acquired during the year	19,731,162
Goodwill impairment	0
Translation adjustments	385,705
Ending Balance	$ 20,116,867

Gross Amount and Accumulated Impairment Losses by Segment (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill [Line Items]
Goodwill, gross	$ 892,407,282	$ 858,629,238
Accumulated impairment losses	(433,294,606)	(433,294,606)
Balance as of end of year	459,112,676	425,334,632	410,368,691
LCD display network
Goodwill [Line Items]
Goodwill, gross	419,611,561	411,596,247
Accumulated impairment losses	(62,023)	(62,023)
Balance as of end of year	419,549,538	411,534,224	406,096,193
Poster frame network
Goodwill [Line Items]
Goodwill, gross	427,842,814	422,196,951
Accumulated impairment losses	(408,396,543)	(408,396,543)
Balance as of end of year	19,446,271	13,800,408
Traditional outdoor billboards
Goodwill [Line Items]
Goodwill, gross	44,952,907	24,836,040
Accumulated impairment losses	(24,836,040)	(24,836,040)
Balance as of end of year	$ 20,116,867

Goodwill - Additional Information (Detail) (USD $)	12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2010 Poster frame network	Dec. 31, 2011 Poster frame network	Dec. 31, 2010 Poster frame network	Dec. 31, 2011 LCD display network	Dec. 31, 2010 LCD display network	Dec. 31, 2011 Traditional outdoor billboards
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment	$ 5,736,134	$ 87,608,201		$ 0	$ 5,736,134	$ 0	$ 0	$ 0
Contingent consideration			$ 5,736,134		$ 9,814,885		$ 5,038,676

Equity Method Investment - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Jan. 13, 2011 VisionChina Media Inc.	Dec. 31, 2011 VisionChina Media Inc.
Schedule of Equity Method Investments [Line Items]
Number of outstanding shares purchased		15,331,305
Percentage of outstanding shares acquired		15.00%
Purchase price per share		$ 3.979	$ 1.24
Total cash consideration paid	$ 61,003,263	$ 61,003,263

Carrying Amount of Investment (Detail) (USD $)	12 Months Ended					12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 VisionChina Media Inc.	Jan. 13, 2011 VisionChina Media Inc.	Dec. 31, 2011 VisionChina Media Inc. Equity Method Investments
Schedule of Equity Method Investments [Line Items]
Underlying equity in net assets						$ 16,559,187
Acquired intangible assets, net						38,614,111
Goodwill	459,112,676	425,334,632	410,368,691			2,102,814
Equity Method Investment, Aggregate Cost, Total						57,276,112
Impairment loss	(38,265,294)					(38,265,294)
Total carrying amount	19,010,818			19,010,818
Quoted market price				$ 1.24	$ 3.979
Aggregate market value				$ 19,010,818

Cost Method Investment - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 07, 2010 Common Class B Travelzen Group
Schedule of Cost-method Investments [Line Items]
Number of ordinary shares agreed to subscribe		4,716
Percentage of outstanding ordinary shares		1.61%
Subscribed ordinary shares, value	$ 1,523,592	$ 1,500,000

Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Schedule of Accrued Liabilities [Line Items]
Accrued promotion and marketing expenses and agency rebate payable	$ 66,325,090	$ 45,623,926
Other accrued expenses	5,027,684	4,152,385
Other taxes payable	33,859,333	25,587,764
Advance from customers	31,442,821	26,292,405
Accrued employee payroll and welfare	9,359,197	5,492,293
Payables related to acquisitions	6,478,092	4,920,493
Withholding individual PRC income tax	1,155,464	1,155,464
Accrual for litigations (see Note 20)	2,000,000
Payables related to share repurchase	5,962,521	2,996,074
Amount due to noncontrolling interest shareholders	5,475,408
Others	6,667,916	5,542,718
Total	$ 173,753,526	$ 121,763,522

Bank Loans (Detail) (Revolving Credit Facility, USD $)	Dec. 31, 2011
Revolving Credit Facility
Line of Credit Facility [Line Items]
Short -term revolving loan	$ 100,000,000	[1]
Long -term revolving loan	71,000,000	[2]
Total	171,000,000
Additional available long -term loan facilities	$ 29,000,000	[2]

[1]	The short-term revolving loan is denominated in U.S. Dollars, was obtained from a large commercial institution outside of the PRC ("Bank A"), and is secured by a stand-by letter of credit issued by PRC based financial institution ("Bank B"). The stand-by letter of credit is secured by short-term deposits of RMB628,030,000 (equivalent to $99,673,063), which is recorded as restricted cash on the Group's balance sheet. The Group paid RMB 4,095,000 (equivalent to $649,907) to Bank B to issue the stand-by letter of credit to Bank A. The short-term revolving loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1% per annum. The weighted average interest rate of this loan for the year ended December 31, 2011 was approximately 2.4%. The short-term loan is payable in November 2012.
[2]	The long -term revolving loan is denominated in U.S. Dollars, was obtained from Bank A, and is secured by a stand-by letter of credit issued by Bank B. The stand-by letter of credit is secured by restricted long-term deposits of RMB 628,030,000 (equivalent to $99,673,063) deposited in Bank B, The deposit is recorded as restricted cash on the Group's balance sheet. The Group paid RMB 3,965,000 (equivalent to $629,275) to Bank B to issue the stand-by letter of credit required by Bank A, The costs incurred in connection with the stand-by letter of credit are being amortized to interest expense over the term of the loan. The loan bears interest, which is payable monthly, at the rate of two-week LIBOR plus 2.1%, 2.4% and 2.7% per annum for each of the twelve months ending December 8, 2012, 2013 and 2014, respectively. The weighted average interest rate of this loan for the year ended December 31, 2011 was about 2.4%. The principal of the loan is payable in two installments of $17,750,000 and $53,250,000, which are due in December 2013 and December 2014, respectively.

Bank Loans (Parenthetical) (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Short-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 Short-term revolving loan Revolving Credit Facility CNY	Dec. 31, 2011 Short-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 Long-term revolving loan Revolving Credit Facility CNY	Dec. 31, 2011 December 2012 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 December 2013 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 December 2013 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility	Dec. 31, 2011 December 2014 Long-term revolving loan Revolving Credit Facility USD ($)	Dec. 31, 2011 December 2014 Long-term revolving loan Two-weeks LIBOR Revolving Credit Facility
Line of Credit Facility [Line Items]
Restricted cash, short-term deposits	$ 99,673,063	$ 99,673,063	628,030,000
Debt issuance costs		649,907	4,095,000		629,275	3,965,000
Frequency of payments		monthly	monthly		monthly	monthly
Basic point				2.10%			2.10%		2.40%		2.70%
Weighted average interest rate		2.40%	2.40%		2.40%	2.40%
Debt maturity year		2012-11	2012-11
Restricted cash, long-term deposits	99,673,063				99,673,063	628,030,000
Annual principal payment								$ 17,750,000		$ 53,250,000

Other Operating (Income) Expenses, Net (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Component of Operating Other Cost and Expense [Line Items]
Loss on disposal of subsidiaries		$ 1,544,922	$ 7,411,454
Government subsidy income	(19,937,901)	(14,706,120)	(11,122,063)
Loss on disposal of equipment	1,910,363	248,785
Impairment of other long lived assets			14,714,157
Penalty for termination of contract			1,872,155
Other income	(2,194,020)	(1,771,691)	(5,199,764)
Other expenses	4,083,863	540,159	5,435,104
Total	$ (16,137,695)	$ (14,143,945)	$ 13,111,043

Share-based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended								1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 18, 2009 JJ Media Investment Holding Private Placement	Sep. 23, 2009 JJ Media Investment Holding Private Placement	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Dec. 31, 2009 Restricted Stock	Dec. 31, 2009 Restricted Stock Minimum	Dec. 31, 2009 Restricted Stock Maximum	Dec. 31, 2011 Stock Option	Dec. 31, 2011 Stock Option Minimum	Dec. 31, 2011 Stock Option Maximum	Sep. 22, 2009 2007 Plan	Nov. 30, 2007 2007 Plan	Dec. 31, 2010 2010 Plan	Nov. 25, 2011 2010 Plan Restricted Stock	Dec. 28, 2010 2010 Plan Restricted Stock	Sep. 22, 2009 2009 Replacement Person
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum percentage of issued ordinary shares for grant of options as percentage of shares outstanding															5.00%	5.00%
Option granted in period and cancelled														1,776,300					7,550,849
Recognized compensation cost in period														$ 2,587,993
Number of employees whose options were cancelled and replaced by an equivalent number of unvested restricted shares																			300
Incremental compensation cost measured as the excess of fair value of the fair value of the restricted shares over the fair value of the cancelled options at cancellation date																			8,122,206
Option granted in period						17,711,500		28,935,131									17,711,500	15,000,000
Restricted shares, vesting period									2 years	3 years	1 year	2 years	4 years				3 years	3 years
Grant expiration period from the date of grant											10 years
Shares, outstanding											11,156,760
Shares, outstanding						38,169,245
Total intrinsic value of options exercised in period	2,194,710	1,283,299	4,086,489
Weighted average fair value of restricted shares granted						$ 3.54	$ 4.24	$ 2.24
Fair value of restricted shares vested						64,154,920	27,979,963
Total unrecognized compensation expense related to unvested share-based compensation arrangements	88,131,222
Expected weighted-average period that total unrecognized compensation expense related to unvested share-based compensation arrangements to be recognized	2 years 6 months
Issuance of ordinary shares (in shares)					75,000,000
Average closing price during twenty consecutive trading days preceding the signing of the definitive agreement					$ 1.899
Issuance of ordinary shares				142,425,500
Share based compensation	$ 61,801,912	$ 45,591,618	$ 66,503,134	$ 4,000,000

Share Option Activities (Detail) (Stock Options, USD $)	12 Months Ended
Dec. 31, 2011 Year
Stock Options
Weighted Number of shares
Options outstanding at beginning of year	11,962,045
Forfeited	(53,775)
Exercised	(751,510)
Options outstanding at end of year	11,156,760
Options exercisable at end of year	11,156,760
Options vested or expected to vest at end of year	11,156,760
Weighted average exercise price
Options outstanding at beginning of period	$ 4.33
Forfeited	$ 5.72
Exercised	$ 6.17
Options outstanding at end of period	$ 4.39
Options exercisable at end of period	$ 4.39
Options vested or expected to vest at end of period	$ 4.39
Remaining weighted average contract term (in years)
Options outstanding at end of period	4.33
Options exercisable at end of period	4.33
Options vested or expected to vest at end of period	4.33
Aggregate intrinsic value
Options outstanding at end of year	$ 6,432,607
Options exercisable at end of year	6,432,607
Options vested or expected to vest at end of year	$ 6,432,607

Restricted Share Activities (Detail) (Restricted Stock, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock
Weighted Number of shares
Restricted shares unvested at beginning of year	38,957,925
Granted	17,711,500		28,935,131
Vested	(18,348,550)
Forfeited	(151,630)
Restricted shares unvested at end of year	38,169,245	38,957,925
Weighted Average Grant-Date Fair value
Restricted shares unvested at beginning of year	$ 3
Granted	$ 3.54	$ 4.24	$ 2.24
Vested	$ 2.78
Forfeited	$ 2.95
Restricted shares unvested at end of year	$ 3.36	$ 3

Income Taxes - Additional Information (Detail)	12 Months Ended															12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Dec. 31, 2012 Subsequent Event	Dec. 31, 2011 New Law Variable Interest Entities	Dec. 31, 2011 New Law 2008 Through 2012	Dec. 31, 2011 Variable Interest Entities	Dec. 31, 2011 Variable Interest Entities Focus Media Information Technology (China) Co., Ltd.	Dec. 31, 2010 Focus Technology Co., Ltd. Statutory Tax Rate From 2012 Through 2014	Dec. 31, 2011 Beijing Focus Media Wireless Co., Ltd. Transitional Tax Rate From 2009 Through 2011	Dec. 31, 2011 HONG KONG	Dec. 31, 2011 CHINA	Dec. 31, 2011 CHINA Minimum USD ($)	Dec. 31, 2011 CHINA Minimum CNY	Dec. 31, 2011 CHINA Maximum
Income Taxes [Line Items]
Profit tax rate												16.50%
Enterprise income tax rate						25.00%		33.00%
Transition period							5 years
Transitional enterprise income tax rates	24.00%	22.00%	20.00%	18.00%	25.00%			25.00%
Preferential enterprise income tax rate									0.00%
Percentage of tax reduction										50.00%	50.00%
Tax rate reduction period subsequent to tax exemption										3 years	3 years
Decrease in unrecognized tax benefits due to settlements			$ 592,525
Income tax examination, statute of limitations period, due to computational errors												6 years	3 years
Income tax examination, statute of limitations period, under special circumstance													5 years
Income tax examination, underpayment of tax liability, special circumstance														16,000	100,000
Income tax examination, statute of limitations period, transfer pricing adjustment																10 years
Net operating loss carry forwards	19,252,222
Net operating losses, tax expiration period	December 31, 2012 through 2016
Undistributed earnings	847,000,000
Undistributed earning reinvested	787,000,000
Distributed earning amount as part of the dividend policy	60,000,000
Dividend withholding tax	$ 6,000,000

Unrecognized Tax Benefits (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Unrecognized Tax Benefits [Line Items]
Balance at beginning of period	$ 4,651,958	$ 4,511,953	$ 5,279,674
Settlements			(592,525)
Disposition of subsidiaries			(342,250)
Translation adjustment	237,584	140,005	167,054
Balance at end of period	$ 4,889,542	$ 4,651,958	$ 4,511,953

Current and Deferred Portion of Income Tax Expense (Benefit) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Current income tax expense	$ 46,332,564	$ 21,970,299	$ 8,390,910
Deferred income tax expense (benefit)	8,428,830	365,280	5,389,155
Income taxes	$ 54,761,394	$ 22,335,579	$ 13,780,065

Reconciliation of Statutory Tax Rate and Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Statutory Federal Tax Rate [Line Items]
Statutory rate	25.00%	25.00%	25.00%
Effect of different tax rate of group entities operating in other jurisdiction	7.59%	10.90%	(16.73%)
Effect of different tax rate applicable to the subsidiaries and VIEs	(4.61%)	(4.75%)	4.49%
Effect of tax holiday	(12.11%)	(13.22%)	3.46%
Effect of non-deductible expenses	2.34%	11.04%	(36.07%)
Change in valuation allowance	0.58%	(11.18%)	2.82%
Additional tax paid due to conclusion of tax audit	2.34%
Others			0.70%
Effective tax rate	21.13%	17.79%	(16.33%)

Effects of Tax Holidays Granted to Entities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Holiday [Line Items]
Tax holiday effect	$ 30,742,016	$ 16,593,568	$ 3,142,974
Net income from continuing operations per share effect - basic	$ 0.05	$ 0.02	$ 0.01
Net income from continuing operations per share effect - diluted	$ 0.04	$ 0.02	$ 0.01

Principal Components of Deferred Income Tax Assets and Liabilities, Excluding Assets Held-for-Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Net operating loss carry forwards	$ 4,813,056	$ 4,677,149
Accrued expenses temporarily non-deductible	18,889,739	14,078,803
Bad debt provision	7,324,158	3,297,574
Difference in fixed assets basis	5,620,343	8,379,571
Others	3,859,498	4,915,559
Total Deferred Tax Assets	40,506,794	35,348,656
Valuation allowance on deferred tax assets	(5,091,664)	(5,183,171)
Net deferred tax assets	35,415,130	30,165,485
Classified as:
Current deferred tax assets	29,914,442	22,979,021
Non-current deferred tax assets	5,500,688	7,186,464
Deferred tax liabilities:
Difference in intangible asset basis	6,702,694	1,361,645
Unbilled revenue	24,252,501	20,651,695
Interest or subsidy income receivables	15,727,129	8,666,757
Others	6,966,720	2,945,307
Total deferred tax liabilities	53,649,044	33,625,404
Classified as:
Current deferred tax liabilities	33,550,044	23,627,893
Non-current deferred tax liabilities	$ 20,099,000	$ 9,997,511

Computation of Basic and Diluted Income Per Share (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (numerator):
Net income (loss) from continuing operations	$ 162,677,038	$ 103,186,528	$ (98,120,236)
Net income (loss) from discontinued operations		83,077,575	(111,612,420)
Income attributable to Focus Media Holding Limited Shareholders	$ 162,677,038	$ 184,273,477	$ (213,257,044)
Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic income per share	671,401,000	707,846,570	651,654,345
Plus incremental weighted average ordinary shares from assumed conversions of stock options and restricted shares using treasury stock method	22,570,258	23,811,695
Weighted average ordinary shares outstanding used in computing diluted income per share	693,971,258	731,658,265	651,654,345
Income (loss) per share from continuing operations - basic	$ 0.24	$ 0.15	$ (0.15)
Income (loss) per share from continuing operations - diluted	$ 0.23	$ 0.14	$ (0.15)
Income (loss) per share from discontinued operations - basic		$ 0.12	$ (0.17)
Income (loss) per share from discontinued operations - diluted		$ 0.11	$ (0.17)
Net income per share - basic	$ 0.24	$ 0.26	$ (0.33)
Net income per share - diluted	$ 0.23	$ 0.25	$ (0.33)

Net Income (loss) per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stock Options
Earnings Per Share Disclosure [Line Items]
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period	5,304,495	7,036,260	15,642,620
Restricted Stock
Earnings Per Share Disclosure [Line Items]
Outstanding shares which could potentially dilute basic earnings per share in the future but excluded from the computation of diluted net income per share for the period		13,620,000	36,448,980

Mainland China Contribution Plan and Profit Appropriation - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Total Contribution for employee benefits	$ 12,614,542	$ 8,298,074	$ 8,873,914
Required appropriations percentage of after-tax profit for the general reserve fund	10.00%
Ceiling of cumulative appropriation of registered capital	50.00%
Total appropriations	10,214,705	21,211,346	10,765,735
Restricted net asset from distribution to as a form of dividends, loans or advances	234,110,610
Income Loss From Discontinued Operations Net Of Tax
Defined Benefit Plan Disclosure [Line Items]
Total Contribution for employee benefits		$ 1,103,397	$ 2,681,155

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies Disclosure [Line Items]
Rental expense, operating leases	$ 187,101,004	$ 134,658,367	$ 117,914,221
Settlement agreement date	September 26, 2011
Agreed amount to pay for settlement	2,000,000
Group 1
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Eastriver Partners, Inc.
Law suit filling date	November 27, 2007
Group 2
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Scott Bauer
Law suit filling date	December 21, 2007
Group 3
Commitments and Contingencies Disclosure [Line Items]
Name of plaintiff	Tom Palny
Law suit filling date	December 12, 2011
Equipment
Commitments and Contingencies Disclosure [Line Items]
Purchase commitment outstanding	$ 13,593,547

Future Minimum Lease Payments Under Non-cancelable Operating Lease (Detail) (USD $)	Dec. 31, 2011
Schedule of Operating Leases [Line Items]
2012	$ 133,837,219
2013	60,826,323
2014	29,019,843
2015	16,897,988
2016 and thereafter	14,971,826
Total	$ 255,553,199

Segment Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 Segment
Segment Reporting Disclosure [Line Items]
Number of reporting segments	5

Selected Financial Information Relating to Group's segments (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	$ 792,620,177	$ 516,314,697	$ 397,164,522
Total net revenues	792,620,177	516,314,697	397,164,522
Total cost of revenue	289,644,266	221,690,034	241,073,203
Gross profit	502,975,911	294,624,663	156,091,319
LCD display network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	444,364,783	297,641,916	208,799,072
Net revenue - intersegment	6,414,251	6,521,946	26,383,298
Total net revenues	450,779,034	304,163,862	235,182,370
Total cost of revenue	139,221,013	83,244,151	99,191,242
Gross profit	311,558,021	220,919,711	135,991,128
In-store network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	56,374,245	37,777,154	30,346,185
Net revenue - intersegment	1,641,886	2,583,932	3,523,819
Total net revenues	58,016,131	40,361,086	33,870,004
Total cost of revenue	20,582,255	23,432,008	24,169,858
Gross profit	37,433,876	16,929,078	9,700,146
Poster frame network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	185,448,868	121,893,079	98,962,486
Net revenue - intersegment	46,523,931	9,534,713	994,136
Total net revenues	231,972,799	131,427,792	99,956,622
Total cost of revenue	113,126,927	88,328,571	102,728,558
Gross profit	118,845,872	43,099,221	(2,771,936)
Movie theater network
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	50,835,068	18,094,945	9,435,983
Net revenue - intersegment	2,520,355	1,923,070
Total net revenues	53,355,423	20,018,015	9,435,983
Total cost of revenue	26,010,980	13,882,121	7,063,102
Gross profit	27,344,443	6,135,894	2,372,881
Traditional outdoor billboards
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - external	55,597,213	40,907,603	49,620,796
Net revenue - intersegment	2,876,701	2,667,324	1,056,743
Total net revenues	58,473,914	43,574,927	50,677,539
Total cost of revenue	50,680,215	36,034,168	39,878,439
Gross profit	7,793,699	7,540,759	10,799,100
Eliminations
Segment Reporting, Revenue Reconciling Item [Line Items]
Net revenue - intersegment	(59,977,124)	(23,230,985)	(31,957,996)
Total net revenues	(59,977,124)	(23,230,985)	(31,957,996)
Total cost of revenue	$ (59,977,124)	$ (23,230,985)	$ (31,957,996)

Revenues from Major Service Lines (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue, Major Customer [Line Items]
Net revenue - external	$ 792,620,177	$ 516,314,697	$ 397,164,522
Percentage of total revenue	100.00%	100.00%	100.00%
LCD display network
Revenue, Major Customer [Line Items]
Net revenue - external	444,364,783	297,641,916	208,799,072
Percentage of total revenue	56.10%	57.70%	52.60%
In-store network
Revenue, Major Customer [Line Items]
Net revenue - external	56,374,245	37,777,154	30,346,185
Percentage of total revenue	7.10%	7.30%	7.60%
Poster frame network
Revenue, Major Customer [Line Items]
Net revenue - external	185,448,868	121,893,079	98,962,486
Percentage of total revenue	23.40%	23.60%	24.90%
Movie theater network
Revenue, Major Customer [Line Items]
Net revenue - external	50,835,068	18,094,945	9,435,983
Percentage of total revenue	6.40%	3.50%	2.40%
Traditional outdoor billboards
Revenue, Major Customer [Line Items]
Net revenue - external	$ 55,597,213	$ 40,907,603	$ 49,620,796
Percentage of total revenue	7.00%	7.90%	12.50%

Advertising Service Revenue from Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising service revenue from related parties	$ 14,595,294	$ 3,445,101	$ 3,042,044
CTV Golden Bridge International Media Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties			277,749
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Advertising service revenue from related parties	1,466,979	1,034,741	548,988
Sohu . com | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties		738,947	438,536
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties	909,109	465,998	459,376
Home-Inn | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties			89,076
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		79,601	486,263
51.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		22,993
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising service revenue from related parties		17,461	38,008
Giant Interactive Group Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	13,911	385,720	368,242
StormNet Information Technology | David Zhang
Related Party Transaction [Line Items]
Advertising service revenue from related parties		2,569
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties	5,461	697,071	292,606
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Advertising service revenue from related parties	4,613,446
Focus Technology Co., Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties			43,200
Joyyoung, Inc. | Ying Wu
Related Party Transaction [Line Items]
Advertising service revenue from related parties	13,313
Shen Yin Wan Guo Securities Co.,Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Advertising service revenue from related parties	5,661
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	4,465,478
Tuna800 . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	468,410
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Advertising service revenue from related parties	544,106
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising service revenue from related parties	$ 2,089,420

Advertising Space Leasing Costs Charged, Net of Rebates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Advertising space leasing costs	$ 2,996,195	$ 20,228,219	$ 46,317,121
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Advertising space leasing costs		11,655,724	28,635,023
Sohu . com | Daqing Qi
Related Party Transaction [Line Items]
Advertising space leasing costs		8,047,723	17,208,874
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Advertising space leasing costs	2,996,195	359,287
Ctrip.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs		130,251	146,356
51.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs		7,968	195,376
Qihoo.com | Neil Nanpeng Shen
Related Party Transaction [Line Items]
Advertising space leasing costs			109,564
StormNet Information Technology | David Zhang
Related Party Transaction [Line Items]
Advertising space leasing costs		$ 27,266	$ 21,928

Amounts Due from Related Parties (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due from related parties	$ 1,824,436	$ 469,374
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Amounts due from related parties		89,897
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due from related parties	305,928	21,139
Tea Care Group Ltd. | Fumin Zhuo
Related Party Transaction [Line Items]
Amounts due from related parties	61,803	345,297
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due from related parties	160,013	13,041
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due from related parties	1,021,150
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due from related parties	108,985
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Amounts due from related parties	$ 166,557

Amounts Due to Related Parties (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Amounts due to related parties	$ 2,195,904	$ 1,848,189
Sina.com | Charles Cao
Related Party Transaction [Line Items]
Amounts due to related parties		1,811,950
China Vanke Co., Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due to related parties	25,617	28,689
Arcom | David Zhang
Related Party Transaction [Line Items]
Amounts due to related parties		7,550
Fosun International Limited | Major Shareholder
Related Party Transaction [Line Items]
Amounts due to related parties	1,313,482
Bona Film Group Ltd. | Daqing Qi
Related Party Transaction [Line Items]
Amounts due to related parties	755,712
Redbaby . com | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due to related parties	55,659
Juewei Foods, Inc. | Jason Nanchun Jiang
Related Party Transaction [Line Items]
Amounts due to related parties	$ 45,434

Related Party Transactions - Additional Information (Detail) (USD $)	9 Months Ended	1 Months Ended
	Sep. 30, 2009 Multimedia Park Venture Capital Jimmy Yu	Jan. 31, 2010 Allyes	Nov. 18, 2009 JJ Media Investment Holding
Related Party Transaction [Line Items]
Office rentals paid	$ 612,817
Percentage of ownership interest sold		38.00%
Proceed from sale of ownership interest		13,300,000
Issuance of ordinary shares (in shares)			75
Issuance of ordinary shares			$ 142,425,000

Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			1 Months Ended
	Jan. 31, 2012 Revolving Credit Facility	Jan. 31, 2012 Revolving Credit Facility Two-weeks LIBOR	Jan. 31, 2012 Revolving Credit Facility One-month LIBOR	Jan. 10, 2012 Dividend Declared
Subsequent Event [Line Items]
Line of credit facility description	On January 31, 2012, the Company further obtained an uncommitted $100 million revolving term loan facility which bears an interest rate of 2-weeks or 1-month LIBOR plus 2.1% per annum.
Revolving credit facility, borrowing capacity	$ 100
Basic point		2.10%	2.10%
Dividends declared, total amount				$ 17.9
Dividends declared, per share				$ 0.0274
Dividend declared, paid date				Apr 16, 2012
Dividend declared, record date				Mar 30, 2012